===============================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255

                      Oppenheimer International Bond Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 12/30/2011
===============================================================================

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                  PRINCIPAL
                                                                     AMOUNT                       VALUE
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.6%
U.S. Treasury Nts., 2%, 11/15/21(1,2) (Cost $80,068,200) $     80,000,000              $     80,887,520
-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--70.4%
-------------------------------------------------------------------------------------------------------
ARGENTINA--0.6%
Argentina (Republic of) Bonds:
2.50%, 12/31/38(3)                                             28,590,000                    10,149,450
7%, 10/3/15                                                    42,850,000                    39,441,230
-------------------------------------------------------------------------------------------------------
Argentina (Republic of) Sr. Unsec. Bonds, Series X, 7%,
4/17/17                                                        26,020,000                    21,872,701
-------------------------------------------------------------------------------------------------------
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts.,              12,010,000                     9,157,625
10.875%, 1/26/21(4)
                                                                                        ---------------
                                                                                             80,621,006
-------------------------------------------------------------------------------------------------------
AUSTRALIA--2.6%
New South Wales, Treasury Corp., Series 22, 6%, 3/1/22         21,540,000    AUD             24,356,056
-------------------------------------------------------------------------------------------------------
Queensland Treasury Corp.:                                    106,440,000    AUD            117,924,777
Series 20, 6.25%, 2/21/20
Series 22, 6%, 7/21/22                                         62,360,000    AUD             67,817,417
Series 24, 5.75%, 7/22/24                                      37,780,000    AUD             40,094,112
-------------------------------------------------------------------------------------------------------
Victoria Treasury Corp., Series 1224, 5.50%, 12/17/24          63,970,000    AUD             69,678,824
                                                                                        ---------------
                                                                                            319,871,186
-------------------------------------------------------------------------------------------------------
AUSTRIA--1.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19(4)                 53,290,000    EUR             76,132,522
-------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1,        41,385,000    EUR             56,365,390
3.50%, 9/15/21(4)
                                                                                        ---------------
                                                                                            132,497,912
-------------------------------------------------------------------------------------------------------
BELGIUM--1.5%
Belgium (Kingdom of) Bonds, Series 52, 4%, 3/28/18             83,400,000    EUR            110,828,686
-------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Sr. Bonds, Series 40, 5.50%, 9/28/17       8,125,000    EUR             11,514,018
-------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 0.543%, 1/19/12(5)        47,070,000    EUR             60,938,790
                                                                                        ---------------
                                                                                            183,281,494
-------------------------------------------------------------------------------------------------------
BRAZIL--5.1%
Brazil (Federative Republic of) Nota Do Tesouro Nacional
Nts.:
9.762%, 1/1/17                                                749,637,000    BRR            386,101,738
9.762%, 1/1/21                                                279,002,000    BRR            139,153,229
12.322%, 5/15/45(6)                                            32,095,000    BRR             39,116,238
Series NTNB, 12.32%, 5/15/15(6)                                59,470,000    BRR             69,071,603
                                                                                        ---------------
                                                                                            633,442,808
-------------------------------------------------------------------------------------------------------
CANADA--1.1%
Canada (Government of) Nts.:
3.75%, 6/1/19                                                  66,760,000    CAD             75,001,215
4%, 6/1/17                                                     57,860,000    CAD             64,540,239
                                                                                        ---------------
                                                                                            139,541,454
-------------------------------------------------------------------------------------------------------
COLOMBIA--0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(4)        16,413,000,000    COP             11,650,394
-------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
4.375%, 7/12/21                                                15,240,000                    16,459,200
7.375%, 9/18/37                                                 5,010,000                     7,076,625

1 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41 $     29,570,000               $    36,666,800
                                                                                        ---------------
                                                                                             71,853,019
-------------------------------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Bonds, 4%, 11/15/19                      200,885,000    DKK             41,897,183
-------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, 7.50%, 5/6/21(4)                     12,570,000                    12,412,875
-------------------------------------------------------------------------------------------------------
FINLAND--0.2%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%,
9/15/17                                                        20,080,000    EUR             28,953,897
-------------------------------------------------------------------------------------------------------
FRANCE--1.7%
France (Republic of) Bonds:
3.25%, 10/25/21                                                59,100,000    EUR             77,000,802
3.75% 10/25/19                                                 34,990,000    EUR             48,264,599
4%, 4/25/60                                                    18,705,000    EUR             25,605,962
4.50%, 4/25/41                                                 38,110,000    EUR             56,525,863
                                                                                        ---------------
                                                                                            207,397,226
-------------------------------------------------------------------------------------------------------
GERMANY--2.1%
Germany (Federal Republic of) Bonds:
2.50%, 1/4/21                                                  32,935,000    EUR             45,513,131
3.50%, 7/4/19                                                  59,850,000    EUR             88,621,455
Series 157, 2.25%, 4/10/15                                     93,925,000    EUR            128,693,965
                                                                                        ---------------
                                                                                            262,828,551
-------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(4)                   10,185,000                    11,203,500
-------------------------------------------------------------------------------------------------------
GREECE--0.0%
Hellenic Republic Sr. Unsec. Unsub. Bonds, 30 yr.,
4.50%, 9/20/37                                                  7,265,000    EUR              1,936,957
-------------------------------------------------------------------------------------------------------
HUNGARY--2.2%
Hungary (Republic of) Bonds:
Series 12/B, 7.25%, 6/12/12                                25,282,000,000    HUF            103,149,666
Series 19/A, 6.50%, 6/24/19                                 6,575,000,000    HUF             22,323,880
Series 20/A, 7.50%, 11/12/20                                8,232,000,000    HUF             29,293,698
-------------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Bonds:
4.50%, 1/29/14                                                 14,840,000    EUR             17,549,095
7.625%, 3/29/41                                                10,835,000                     9,643,150
-------------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18          11,885,000    EUR             12,965,594
-------------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%,
3/29/21                                                        29,720,000                    26,748,000
-------------------------------------------------------------------------------------------------------
Hungary (Republic of) Treasury Bills:
6.089%, 3/7/12(5)                                           2,968,000,000    HUF             12,030,851
6.096%, 1/11/12(5)                                          4,693,000,000    HUF             19,273,089
6.135%, 2/1/12(5)                                           4,468,000,000    HUF             18,240,493
                                                                                        ---------------
                                                                                            271,217,516
-------------------------------------------------------------------------------------------------------
INDONESIA--1.0%
Indonesia (Republic of) Nts., 6.875%, 1/17/18(4)               33,390,000                    39,483,675
-------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%,
5/5/21(4)                                                       5,840,000                     6,278,000
-------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%,
1/17/38(4)                                                     29,570,000                    40,215,200
-------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625%
2/17/37(4)                                                      8,990,000                    10,967,800

2 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                       PRINCIPAL
                                                                          AMOUNT                  VALUE
-------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(4)  $     15,880,000              $     23,026,000
                                                                                        ---------------
                                                                                            119,970,675
-------------------------------------------------------------------------------------------------------
ISRAEL--0.5%
Israel (State of) Bonds:
Series 0312, 4%, 3/30/12                                      136,295,000    ILS             35,894,582
Series 0313, 5%, 3/31/13                                       90,855,000    ILS             24,522,715
                                                                                        ---------------
                                                                                             60,417,297
-------------------------------------------------------------------------------------------------------
ITALY--3.2%
Italy (Republic of) Bonds:
3.142%, 9/15/26(6)                                             55,760,000    EUR             56,608,878
4%, 9/1/20                                                     55,750,000    EUR             60,460,159
4.75%, 1/25/16                                                  5,920,000                     5,519,115
5%, 9/1/40                                                     41,405,000    EUR             42,700,765
5.375%, 6/12/17                                                 2,955,000                     2,739,740
Series EU, 2.575%, 10/15/17(3)                                  5,915,000    EUR              5,887,578
-------------------------------------------------------------------------------------------------------
Italy (Republic of) Nts., 4.22%, 3/1/14(3)                      9,080,000    EUR             10,911,395
-------------------------------------------------------------------------------------------------------
Italy (Republic of) Sr. Unsec. Bonds, 2.839%, 9/15/23(6)      103,460,000    EUR            111,203,547
-------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, 4.75%, 9/1/21              97,730,000    EUR            109,967,595
                                                                                        ---------------
                                                                                            405,998,772
-------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Republic of) Sr. Unsec. Bonds, 2.50%,
12/31/32(4,7)                                                   3,030,000                     1,530,150
-------------------------------------------------------------------------------------------------------
JAPAN--17.1%
Japan Bonds, 20 yr., Series 112, 2.10%, 6/20/29            48,413,000,000    JPY            672,643,190
-------------------------------------------------------------------------------------------------------
Japan Sr. Unsec. Unsub. Bonds:
2 yr., Series 304, 0.20%, 5/15/13                          21,085,000,000    JPY            274,225,807
5 yr., Series 96, 0.50%, 3/20/16                           59,720,000,000    JPY            782,438,296
10 yr., Series 307, 1.30%, 3/20/20                         30,726,000,000    JPY            416,561,448
                                                                                        ---------------
                                                                                          2,145,868,741
-------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--1.4%
Korea (Republic of) Sr. Unsec. Monetary Stabilization
Bonds:
Series 1208, 3.81%, 8/2/12                                 32,639,000,000    KRW             28,397,942
Series 1210, 3.28%, 10/2/12                                35,050,000,000    KRW             30,398,542
-------------------------------------------------------------------------------------------------------
Korea (Republic of) Sr. Unsec. Treasury Bonds:
Series 1406, 3.50%, 6/10/14                                57,789,000,000    KRW             50,404,850
Series 1603, 4%, 3/10/16                                   69,890,000,000    KRW             62,046,061
                                                                                        ---------------
                                                                                            171,247,395
-------------------------------------------------------------------------------------------------------
MALAYSIA--0.8%
Malaysia (Government of) Sr. Unsec. Bonds:
Series 1/06, 4.262%, 9/15/16                                   79,670,000    MYR             26,167,247
Series 0309, 2.711%, 2/14/12                                  200,330,000    MYR             63,176,435
-------------------------------------------------------------------------------------------------------
Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21(4)               15,175,000                    16,060,021
                                                                                        ---------------
                                                                                            105,403,703
-------------------------------------------------------------------------------------------------------
MEXICO--4.9%
United Mexican States Bonds:
5.625%, 1/15/17                                                 9,315,000                    10,758,825
Series M, 6.50%, 6/10/21(3)                                 2,147,200,000    MXN            154,415,388

3 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------
Series M20, 7.50%, 6/3/27(3)                                2,009,760,000    MXN       $    149,231,093
Series M10, 7.75%, 12/14/17(3)                                504,755,000    MXN             39,726,899
Series M10, 8%, 12/17/15(3)                                   297,000,000    MXN             23,242,862
Series M20, 8.50%, 5/31/29(3)                                 568,030,000    MXN             45,187,829
Series MI10, 9%, 12/20/12(3)                                1,518,400,000    MXN            113,348,413
Series M20, 10%, 12/5/24(3)                                   791,190,000    MXN             73,071,979
-------------------------------------------------------------------------------------------------------
United Mexican States Nts., 6.75%, 9/27/34                      4,420,000                     5,779,150
                                                                                        ---------------
                                                                                            614,762,438
-------------------------------------------------------------------------------------------------------
PANAMA--0.3%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                  9,010,000                    10,429,075
8.875%, 9/30/27                                                 6,640,000                     9,993,200
9.375%, 4/1/29                                                  6,770,000                    10,798,150
-------------------------------------------------------------------------------------------------------
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26              7,870,000                    10,290,025
                                                                                        ---------------
                                                                                             41,510,450
-------------------------------------------------------------------------------------------------------
PERU--1.2%
Peru (Republic of) Bonds, 7.35%, 7/21/25                       30,020,000                    39,926,600
-------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20(4)         212,250,000    PEN             89,945,513
-------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%,            13,630,000                    15,061,150
11/18/50
                                                                                        ---------------
                                                                                            144,933,263
-------------------------------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds,
6.375%, 10/23/34                                                7,515,000                     9,008,606
-------------------------------------------------------------------------------------------------------
POLAND--2.5%
Poland (Republic of) Bonds:
5.25%, 10/25/20                                               143,750,000    PLZ             40,007,973
Series 0415, 5.50%, 4/25/15                                    78,195,000    PLZ             23,000,112
Series 0416, 5%, 4/25/16                                      520,525,000    PLZ            150,382,520
Series 1015, 6.25%, 10/24/15                                  161,235,000    PLZ             48,540,108
Series 1017, 5.25%, 10/25/17                                   42,280,000    PLZ             12,128,594
-------------------------------------------------------------------------------------------------------
Poland (Republic of) Sr. Unsec. Nts.:
5%, 3/23/22                                                    11,970,000                    12,074,738
5.125%, 4/21/21                                                17,365,000                    17,712,300
6.375%, 7/15/19                                                 8,975,000                     9,962,250
                                                                                        ---------------
                                                                                            313,808,595
-------------------------------------------------------------------------------------------------------
QATAR--0.2%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20(4)                   11,640,000                    12,833,100
-------------------------------------------------------------------------------------------------------
Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42(4)                                               9,010,000                     9,753,325
6.40%, 1/20/40(4)                                               5,400,000                     6,372,000
                                                                                        ---------------
                                                                                             28,958,425
-------------------------------------------------------------------------------------------------------
RUSSIA--0.1%
Russian Federation Bonds, 5%, 4/29/20(4)                        9,040,000                     9,348,716
-------------------------------------------------------------------------------------------------------
SINGAPORE--0.2%
Singapore (Republic of) Sr. Unsec. Bonds, 2.375%, 4/1/17       24,145,000    SGD             20,093,115

4 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                 PRINCIPAL
                                                                    AMOUNT                        VALUE
-------------------------------------------------------------------------------------------------------
SOUTH AFRICA--4.0%
South Africa (Republic of) Bonds:
5.50%, 3/9/20                                            $     13,080,000              $     14,715,000
Series R209, 6.25%, 3/31/36                                   608,540,000    ZAR             55,784,058
Series R208, 6.75%, 3/31/21                                   715,300,000    ZAR             81,841,155
Series R213, 7%, 2/28/31                                      779,580,000    ZAR             79,980,695
Series R207, 7.25%, 1/15/20                                 1,108,960,000    ZAR            132,281,864
Series R186, 10.50%, 12/21/26                                 939,885,000    ZAR            136,305,591
                                                                                        ---------------
                                                                                            500,908,363
-------------------------------------------------------------------------------------------------------
SPAIN--1.4%
Spain (Kingdom of) Bonds, 4.25%, 10/31/16                      40,820,000    EUR             53,031,396
-------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.955%, 2/17/12(5)          99,195,000    EUR            128,183,845
                                                                                        ---------------
                                                                                            181,215,241
-------------------------------------------------------------------------------------------------------
SRI LANKA--0.2%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec.
Nts.:
6.25%, 10/4/20(4)                                               9,970,000                    10,019,850
6.25% 7/27/21(4)                                               12,515,000                    12,353,732
                                                                                        ---------------
                                                                                             22,373,582
-------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.9%
Netherlands (Kingdom of the) Bonds:
4%, 7/15/18                                                    28,025,000    EUR             41,127,635
4%, 7/15/19                                                    48,600,000    EUR             72,018,891
                                                                                        ---------------
                                                                                            113,146,526
-------------------------------------------------------------------------------------------------------
TURKEY--4.8%
Turkey (Republic of) Bonds:
6.875%, 3/17/36                                                20,605,000                    21,583,738
7%, 3/11/19                                                     9,650,000                    10,735,625
8.68%, 2/20/13(5)                                             166,045,000    TRY             77,842,773
9.915%, 7/17/13(5)                                            734,195,000    TRY            327,663,232
9.999%, 4/25/12(5)                                            131,780,000    TRY             67,362,735
10.50%, 1/15/20(3)                                             10,760,000    TRY              5,869,349
11%, 8/6/14                                                    63,670,000    TRY             34,007,765
14.689%, 8/14/13(3,6)                                          21,120,000    TRY             16,309,532
-------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.50%, 7/14/17                      12,420,000                    14,034,600
-------------------------------------------------------------------------------------------------------
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22                                                 8,990,000                     8,607,925
6%, 1/14/41                                                    18,230,000                    17,272,925
                                                                                        ---------------
                                                                                            601,290,199
-------------------------------------------------------------------------------------------------------
UKRAINE--0.5%
City of Kyiv Via Kyiv Finance plc Sr. Unsec. Bonds,
9.375%, 7/11/16(4)                                              7,295,000                     5,726,575
-------------------------------------------------------------------------------------------------------
Financing of Infrastructural Projects State Enterprise
Gtd. Nts., 8.375%, 11/3/17(4)                                  15,050,000                    12,642,000
-------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Bonds, 7.75%, 9/23/20(4)                 14,640,000                    12,736,800
-------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Sr. Unsec. Nts.:
6.25%, 6/17/16(4)                                              18,260,000                    16,114,450

5 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------
6.75%, 11/14/17(4)                                       $     14,490,000              $     12,533,850
7.95%, 2/23/21(4)                                              10,420,000                     9,195,650
                                                                                        ---------------
                                                                                             68,949,325
-------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.4%
United Kingdom Treasury Bonds:
4%, 9/7/16                                                     67,260,000    GBP            119,468,914
4.25%, 3/7/36                                                  90,795,000    GBP            173,164,333
4.75%, 3/7/20                                                  47,990,000    GBP             92,188,170
4.75%, 12/7/38                                                 83,395,000    GBP            173,095,134
                                                                                        ---------------
                                                                                            557,916,551
-------------------------------------------------------------------------------------------------------
URUGUAY--0.5%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36          20,090,000                    27,975,325
-------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25        5,705,000                     7,416,500
-------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22      17,441,250                    23,981,719
                                                                                        ---------------
                                                                                             59,373,544
-------------------------------------------------------------------------------------------------------
VENEZUELA--0.9%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                     45,905,000                    33,051,600
11.95%, 8/5/31                                                 17,185,000                    14,134,663
-------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 8.25%, 10/13/24                   6,110,000                     4,047,875
-------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19                                                13,100,000                     9,432,000
12.75%, 8/23/22                                                 2,950,000                     2,677,125
-------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38                                                    26,380,000                    15,366,350
7.65%, 4/21/25                                                 30,265,000                    18,915,625
-------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18(4)       21,165,000                    19,948,013
                                                                                        ---------------
                                                                                            117,573,251
                                                                                        ---------------
Total Foreign Government Obligations (Cost $8,907,636,786)                                8,814,563,507
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--17.5%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.1%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts.,
1/15/15(4)                                                      9,895,000                     8,311,800
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.3%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec.
Unsub. Nts., 7/24/17(3)                                        11,985,000    BRR              6,780,705
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21(4)                 15,075,000                    15,442,468
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15(4)                     15,005,000                    13,354,450
-------------------------------------------------------------------------------------------------------
ENERGY--3.5%
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.5%
Afren plc, 11.50% Sr. Sec. Nts., 2/1/16(4)                     12,325,000                    12,201,750
-------------------------------------------------------------------------------------------------------
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15(4)      11,200,000                    11,452,000
-------------------------------------------------------------------------------------------------------
Empresa Nacional del Petroleo, 5.25% Unsec. Nts.,
8/10/20(4)                                                      5,965,000                     6,320,258
-------------------------------------------------------------------------------------------------------

6 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37(4)                         $     36,720,000              $     38,051,100
8.146% Sr. Sec. Nts., 4/11/18(4)                               18,820,000                    21,266,600
8.625% Sr. Sec. Nts., 4/28/34(4)                               11,855,000                    14,018,538
9.25% Sr. Unsec. Unsub. Nts., 4/23/19(4)                       25,645,000                    30,617,566
-------------------------------------------------------------------------------------------------------
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds,
4/9/21(4)                                                      11,070,000                    11,263,725
-------------------------------------------------------------------------------------------------------
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20(4)                                  8,400,000                     8,914,500
9.125% Sr. Unsec. Unsub. Nts., 7/2/18(4)                       27,205,000                    31,829,850
-------------------------------------------------------------------------------------------------------
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20(4)                             27,090,000                    26,683,650
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22(4)                       5,525,000                     5,538,813
7.25% Sr. Unsec. Unsub. Nts., 11/5/19(4)                        4,390,000                     4,554,625
-------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14               17,825,000                    16,800,063
-------------------------------------------------------------------------------------------------------
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec.
Nts., 6/30/21(4)                                                9,020,000                     9,335,700
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38                          5,855,000                     6,689,338
6.625% Unsec. Unsub. Bonds, 6/15/35                            29,590,000                    33,843,563
-------------------------------------------------------------------------------------------------------
Pertamina PT (Persero):
5.25% Nts., 5/23/21(4)                                         16,255,000                    16,799,543
6.50% Sr. Unsec. Nts., 5/27/41(4)                               7,240,000                     7,565,800
-------------------------------------------------------------------------------------------------------
Petrobras International Finance Co., 5.75% Sr. Unsec.
Unsub. Nts., 1/20/20                                            8,955,000                     9,624,601
-------------------------------------------------------------------------------------------------------
Petroleos de Venezuela SA:
4.90% Sr. Unsec. Nts., Series 2014, 10/28/14                   18,830,000                    14,781,550
8.50% Sr. Nts., 11/2/17(4)                                     23,970,000                    18,133,305
12.75% Sr. Unsec. Nts., 2/17/22(4)                             17,045,000                    14,317,800
-------------------------------------------------------------------------------------------------------
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21                          11,900,000                    12,971,000
6% Sr. Unsec. Unsub. Nts., 3/5/20                              14,380,000                    16,038,014
-------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr.
Unsec. Nts., 8/14/19(4)                                        17,320,000                    20,610,800
-------------------------------------------------------------------------------------------------------
PT Adaro Indonesia, 7.625% Nts., 10/22/19(4)                   14,950,000                    16,389,685
-------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14(4)                    5,518,109                     5,676,755
                                                                                        ---------------
                                                                                            442,290,492
-------------------------------------------------------------------------------------------------------
FINANCIALS--8.2%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Credit Suisse First Boston International, 6.80%
Export-Import Bank of Ukraine Nts., 10/4/12                     6,035,000                     6,004,825
-------------------------------------------------------------------------------------------------------
Korea Development Bank (The), 3.875% Sr. Unsec. Nts.,
5/4/17                                                          8,980,000                     8,892,176
                                                                                        ---------------
                                                                                             14,897,001
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.2%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15(4)                 14,880,000                    14,582,400
-------------------------------------------------------------------------------------------------------
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17(4)      11,700,000                    11,173,500
-------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd., 2.40% Sec.
Bonds, 11/23/16(4)                                             22,720,000                    22,536,400
-------------------------------------------------------------------------------------------------------

7 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Banco BMG SA:
9.15% Nts., 1/15/16(4)                                   $     10,630,000              $     10,151,650
9.95% Unsec. Unsub. Nts., 11/5/19(4)                            8,380,000                     7,835,300
-------------------------------------------------------------------------------------------------------
Banco de Credito del Peru:
5.375% Sr. Nts., 9/16/20(4)                                     7,160,000                     7,058,328
9.75% Jr. Sub. Nts., 11/6/69(4)                                 5,300,000                     6,042,000
-------------------------------------------------------------------------------------------------------
Banco de Credito del Peru/Panama, 6.875% Sub. Nts.,
9/16/26(3,4)                                                    5,834,000                     6,023,605
-------------------------------------------------------------------------------------------------------
Banco Do Brasil SA:
5.875% Unsec. Sub. Nts., 1/26/22(4)                             6,065,000                     6,131,715
8.50% Jr. Sub. Perpetual Bonds(4,8)                             7,905,000                     9,248,850
-------------------------------------------------------------------------------------------------------
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts.,
4/23/20(4)                                                      8,650,000                     9,169,000
-------------------------------------------------------------------------------------------------------
Banco Votorantim SA, 5.25% Sr. Unsec. Unsub. Nts.,
2/11/16(4)                                                      6,085,000                     6,182,360
-------------------------------------------------------------------------------------------------------
Bancolombia SA, 4.25% Sr. Unsec. Unsub. Nts., 1/12/16          12,150,000                    12,089,250
-------------------------------------------------------------------------------------------------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                  96,578,000    EUR            130,694,477
4.50% Sr. Sec. Nts., 7/13/21                                   66,157,000    EUR             88,118,829
4.875% Sr. Sec. Nts., 12/20/24                                  7,625,000    GBP             12,297,527
-------------------------------------------------------------------------------------------------------
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15(4)            26,205,000                    26,073,975
-------------------------------------------------------------------------------------------------------
BPCE SFH SA, 3.75% Sr. Sec. Nts., 9/13/21                      20,715,000    EUR             26,545,254
-------------------------------------------------------------------------------------------------------
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17(4)                             3,275,000                     3,176,750
9.25% Sr. Nts., 10/16/13(4)                                    60,130,000                    63,437,150
-------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15(4)                              21,660,000                    21,684,584
6.375% Bonds, 4/30/22(3,4)                                     22,793,000                    20,171,805
-------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc:
4.875% Sec. Nts., 1/13/23                                       8,180,000    EUR             11,211,052
6% Sr. Sec. Nts., 2/8/29                                        9,095,000    GBP             15,846,009
-------------------------------------------------------------------------------------------------------
Privatbank CJSC/UK SPV Credit Finance plc, 8% Sr. Sec.
Nts., 2/6/12(4)                                                 8,980,000                     8,862,182
-------------------------------------------------------------------------------------------------------
Sberbank of Russia Via SB Capital SA, 5.40% Sr. Unsec.
Nts., 3/24/17                                                  17,970,000                    17,970,000
-------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts.,
2/1/16(4)                                                       9,045,000                     8,796,263
-------------------------------------------------------------------------------------------------------
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts.,
7/9/20(4)                                                      25,215,000                    25,971,450
-------------------------------------------------------------------------------------------------------
VTB Capital SA:
6.315% Nts., 2/22/18(4)                                         9,065,000                     8,618,096
6.465% Sr. Sec. Unsub. Nts., 3/4/15(4)                          5,635,000                     5,705,438
-------------------------------------------------------------------------------------------------------
Westpac Banking Corp., 2.45% Sr. Sec. Bonds, 11/28/16(4)       22,720,000                    22,555,598
                                                                                        ---------------
                                                                                            645,960,797
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
JSC Astana Finance, 9.16% Nts., 3/14/12(7)                     14,000,000                     1,540,000
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
1/15/26(4)                                                     18,487,974                    16,824,056
-------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                39,147,000    EUR             51,096,550
-------------------------------------------------------------------------------------------------------
Banco Invex SA, 30.202% Mtg.-Backed Certificates, Series
062U, 3/13/34(3,6)                                             27,603,725    MXN              2,698,083
-------------------------------------------------------------------------------------------------------

8 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                   AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
JPMorgan Hipotecaria su Casita:
7.973% Sec. Nts., 8/26/35(3,9)                                 34,101,099    MXN       $      2,737,592
28.563% Mtg.-Backed Certificates, Series 06U, 9/25/35(3)       10,754,289    MXN              1,448,751
-------------------------------------------------------------------------------------------------------
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts.,
9/9/16                                                         10,500,000                    10,693,967
-------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A,
6/15/97(4,10)                                                   5,310,000                     3,676,325
                                                                                        ---------------
                                                                                             89,175,324
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.2%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(4)         5,360,000                     4,931,200
-------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
4% Sec. Mtg. Nts., Series 2, 9/27/16                          152,385,000    EUR            206,931,986
4.375% Sec. Nts., 5/19/14                                      49,300,000    EUR             66,319,714
                                                                                        ---------------
                                                                                            278,182,900
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.2%
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(4)           14,691,172                    16,987,402
-------------------------------------------------------------------------------------------------------
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20(4)          5,290,000                     5,686,750
                                                                                        ---------------
                                                                                             22,674,152
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.0%
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec.
Nts., 10/6/20(4)                                                5,795,000                     6,070,263
-------------------------------------------------------------------------------------------------------
MATERIALS--1.3%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
Braskem America Finance Co., 7.125% Sr. Unsec. Nts.,
7/22/41(4)                                                      4,260,000                     4,116,225
-------------------------------------------------------------------------------------------------------
Braskem Finance Ltd., 5.75% Sr. Unsec. Nts., 4/15/21(4)        18,065,000                    18,110,163
                                                                                        ---------------
                                                                                             22,226,388
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20(4)                8,115,000                     6,268,838
-------------------------------------------------------------------------------------------------------
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18(4)                  13,150,000                    10,552,875
-------------------------------------------------------------------------------------------------------
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts.,
3/30/20(4)                                                      7,170,000                     7,223,775
                                                                                        ---------------
                                                                                             24,045,488
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Alrosa Finance SA, 7.75% Nts., 11/3/20(4)                      12,010,000                    12,010,000
-------------------------------------------------------------------------------------------------------
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts.,
5/1/16(4)                                                       9,050,000                     7,873,500
-------------------------------------------------------------------------------------------------------
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(4)        5,700,000                     6,050,550
-------------------------------------------------------------------------------------------------------
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16(4)       15,670,000                    13,711,250
-------------------------------------------------------------------------------------------------------
JSC Severstal, 6.70% Nts., 10/25/17(4)                         14,820,000                    13,967,850
-------------------------------------------------------------------------------------------------------
Vedanta Resources plc:
8.25% Sr. Unsec. Nts., 6/7/21(4)                               18,100,000                    14,208,500
9.50% Sr. Unsec. Nts., 7/18/18(4)                              50,800,000                    44,196,000
                                                                                        ---------------
                                                                                            112,017,650
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(4)                20,920,000                    16,108,400
-------------------------------------------------------------------------------------------------------

9 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)


                                                                  PRINCIPAL
                                                                     AMOUNT                       VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
-------------------------------------------------------------------------------------------------------
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16(4)           30,440,000    BRR       $     15,993,138
-------------------------------------------------------------------------------------------------------
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts.,
10/23/20(4)                                                    30,216,000                    29,913,840
                                                                                        ---------------
                                                                                             62,015,378
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
America Movil SAB de CV:
6.125% Sr. Unsec. Unsub. Nts., 3/30/40                          4,630,000                     5,540,763
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                       140,800,000    MXN              9,705,470
-------------------------------------------------------------------------------------------------------
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts.,
6/22/20(4)                                                     15,235,000                    16,434,756
-------------------------------------------------------------------------------------------------------
Vimpel Communications/VIP Finance Ireland Ltd. OJSC,
7.748% Nts., 2/2/21(4)                                          9,040,000                     7,774,400
-------------------------------------------------------------------------------------------------------
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts.,
3/1/22(4)                                                      15,210,000                    12,852,450
-------------------------------------------------------------------------------------------------------
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(4)             32,440,000                    31,912,850
                                                                                        ---------------
                                                                                             84,220,689
-------------------------------------------------------------------------------------------------------
UTILITIES--2.7%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
Centrais Eletricas Brasileiras SA:
5.75% Sr. Unsec. Unsub. Nts., 10/27/21(4)                      17,950,000                    18,739,800
6.875% Sr. Unsec. Unsub. Nts., 7/30/19(4)                      11,310,000                    12,893,400
-------------------------------------------------------------------------------------------------------
Empresa Distribuidora y Comercializadora Norte SA, 9.75%
Nts., 10/25/22(4)                                               6,005,000                     4,984,150
-------------------------------------------------------------------------------------------------------
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec.
Nts., 7/29/19(4)                                               10,125,000                    11,795,625
-------------------------------------------------------------------------------------------------------
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds, 1/26/21(4)                             21,105,000                    21,579,863
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26             294,000,000    ZAR             33,112,699
10% Nts., Series ES23, 1/25/23                                368,000,000    ZAR             50,721,505
-------------------------------------------------------------------------------------------------------
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(4)             31,190,000                    32,221,141
-------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.75% Nts., 10/17/16(4)                                        15,500,000                    17,456,875
8% Sr. Unsec. Nts., 8/7/19(4)                                  11,150,000                    13,157,000
-------------------------------------------------------------------------------------------------------
National Power Corp., 5.875% Unsec. Unsub. Bonds,
12/19/16                                                      665,100,000    PHP             16,927,618
-------------------------------------------------------------------------------------------------------
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts.,
1/22/21(4)                                                     14,910,000                    15,245,475
                                                                                        ---------------
                                                                                            248,835,151
-------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20(4)                      12,290,000                    13,067,048
-------------------------------------------------------------------------------------------------------
Comision Federal de Electricidad, 4.875% Sr. Nts.,
5/26/21(4)                                                     12,050,000                    12,532,000
-------------------------------------------------------------------------------------------------------
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19(4)                          7,500,000                     9,131,250
7.39% Sr. Gtd. Unsec. Nts., 12/2/24(4)                          8,120,000                     9,967,300
-------------------------------------------------------------------------------------------------------
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr.
Nts., 1/29/15(4)                                                8,410,000                     9,156,118
                                                                                        ---------------
                                                                                             53,853,716

10 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                 PRINCIPAL
                                                                    AMOUNT                        VALUE
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec.
Unsub. Nts., 11/10/21(9)                                 $      5,960,000              $      6,064,300
-------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17(4)                 10,420,000                    11,214,525
                                                                                        ---------------
                                                                                             17,278,825
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
Abu Dhabi National Energy Co. (TAQA), 5.875% Sr. Unsec.
Nts., 12/13/21(4)                                              11,910,000                    12,445,950
-------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25%
Sr. Unsec. Nts., 12/16/20(4)                                   10,885,000                    11,293,188
                                                                                        ---------------
Total Corporate Bonds and Notes (Cost $2,232,517,167)                                     2,192,912,775

                                                                        SHARES
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
MHP SA, GDR(4,11)   (Cost $ 15,289)                               169,861                     1,819,211

                                                                       PRINCIPAL
                                                                          AMOUNT
------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--7.3%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds,
10.50%, 8/19/30                                           134,050,000,000    IDR             19,982,948
Indonesia (Republic of) Total Return Linked Bonds,
Series 22, 11%, 9/17/25                                   100,660,000,000    IDR             15,319,636
Indonesia (Republic of) Total Return Linked Nts., Series
50, 10.50%, 8/19/30                                        67,450,000,000    IDR             10,054,829
Indonesia (Republic of) Total Return Linked Nts., Series
51, 10.50%, 8/19/30                                        69,180,000,000    IDR             10,312,722
Indonesia (Republic of) Total Return Linked Nts., Series
51, 11%, 9/17/25                                           69,180,000,000    IDR             10,528,635
Russian Federation Total Return Linked Bonds, 7.15%,
1/25/13(3)                                                    550,300,000    RUR             17,194,739
Russian Federation Total Return Linked Bonds, 6.70%,
2/8/13(3)                                                     563,400,000    RUR             17,516,590
Russian Federation Total Return Linked Bonds, Series 3,
6.85%, 8/3/12(3)                                              565,000,000    RUR             17,583,879
-------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts.,
8.25%, 6/25/15(3,9)                                           182,270,000    RUR              5,702,305
Indonesia (Republic of) Credit Linked Nts., Series 8,
8.25%, 7/19/21(4)                                          60,995,000,000    IDR              7,803,055
Indonesia (Republic of) Total Return Linked Nts., 11%,
9/17/25                                                    68,100,000,000    IDR             10,364,268
Russian Federation Credit Linked Bonds, 6.70%,
2/8/13(3,9)                                                   377,910,000    RUR             11,752,480
-------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Adira Dinamika Multi Finance Credit Linked Nts., 6.75%,
1/5/12(4)                                                 334,600,000,000    IDR             36,912,090
Colombia (Republic of) Credit Linked Bonds, 11.25%,
10/25/18(9)                                                11,920,000,000    COP              7,414,867
Colombia (Republic of) Credit Linked Nts., Series 2,
10%, 7/25/24                                               86,317,000,000    COP             52,948,486


11 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                 PRINCIPAL
                                                                    AMOUNT                        VALUE
-------------------------------------------------------------------------------------------------------
Colombia (Republic of) Total Return Linked Bonds, Series
2, 11%, 7/27/20                                            26,964,000,000    COP       $     16,757,605
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12(9)                                                    289,700,000    DOP              7,509,869
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11(7)               220,242,600    RUR                 20,517
Russian Oreniz Total Return Linked Nts., 9.24%,
2/24/12(3)                                                     45,458,000    RUR              1,390,531
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Total Return Linked Nts., Series 009,
9.24%, 2/24/12(3)                                              52,500,000    RUR              1,605,942
Russian Specialized Construction & Installation
Administration Total Return Linked Nts., 13%, 5/24/10(7)       64,600,000    RUR                    201
-------------------------------------------------------------------------------------------------------
Credit Suisse Group AG, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/27/12                             25,800,000    RUR                781,114
-------------------------------------------------------------------------------------------------------
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(3)      155,430,000    RUR              4,971,212
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(3)      144,200,000    RUR              4,612,036
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(3)      106,500,000    RUR              3,406,254
-------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128,
3.006%, 5/6/25(5,9)                                             4,460,045                     3,002,148
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%,
5/6/25(5,9)                                                     5,682,784                     3,825,199
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%,
5/6/25(5,9)                                                     4,906,174                     3,302,446
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%,
5/6/25(5,9)                                                     4,385,501                     2,951,971
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%,
5/6/25(5,9)                                                     5,460,305                     3,675,443
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.239%,
5/6/25(5,9)                                                     6,232,108                     4,194,960
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%,
5/6/25(5,9)                                                     4,978,725                     3,351,283
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.343%,
5/6/25(5,9)                                                     4,679,790                     3,150,063
Indonesia (Republic of) Credit Linked Nts., Series 4,
8.25%, 7/19/21                                             65,060,000,000    IDR              8,323,088
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(3)      133,110,000    RUR              4,265,191
JSC Gazprom Total Return Linked Nts., Series 4, 13.12%,
6/28/12(3)                                                    160,790,000    RUR              5,152,130
JSC VTB Bank Credit Linked Nts., 12%, 6/19/12(3,9)            201,100,000    UAH             24,077,771
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.287%,
5/22/15(3,9)                                                    1,273,571    MXN                 88,395
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.287%,
5/22/15(3,9)                                                    2,228,143    MXN                154,649
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.287%,
5/22/15(3,9)                                                   33,594,990    MXN              2,331,730
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.287%,
5/22/15(3,9)                                                    2,448,357    MXN                169,933
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.287%,
5/22/15(3,9)                                                    1,778,777    MXN                123,460
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.287%,
5/22/15(3,9)                                                    1,136,016    MXN                 78,848
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.287%,
5/22/15(3,9)                                                      209,208    MXN                 14,521
-------------------------------------------------------------------------------------------------------
Eirles Two Ltd. Sec. Nts., Series 335, 2.248%,
4/30/12(3,9)                                                   11,200,000                    10,696,000
-------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.476%, 2/8/37(5,9)                  376,977,600,000    COP             10,287,395
-------------------------------------------------------------------------------------------------------
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.838%, 12/20/17(3,9)                         42,470,000                     35,160,913
Series 2008-01, 9.888%, 8/2/10(5,7,9)                          63,164,246    BRR              3,386,369
Series 2008-2A, 8.14%, 9/17/13(3,9)                            15,837,500                     8,894,900

12 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                 PRINCIPAL
                                                                    AMOUNT                        VALUE
-------------------------------------------------------------------------------------------------------
HSBC Bank USA NA:
Indonesia (Republic of) Credit Linked Nts., Series 2,
8.25%, 7/15/21(4)                                         134,910,000,000    IDR       $     17,258,958
Indonesia (Republic of) Credit Linked Nts., Series 2,
9.50%, 7/15/31(4)                                         132,561,000,000    IDR             18,420,387
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Bonds, 10.19%,
1/5/16(5,9)                                                68,635,000,000    COP             28,215,234
Colombia (Republic of) Credit Linked Bonds, 10.218%,
10/31/16(5,9)                                              90,697,000,000    COP             34,936,007
Colombia (Republic of) Credit Linked Nts., 11%,
7/28/20(9)                                                 12,645,000,000    COP              7,860,317
Colombia (Republic of) Credit Linked Nts., Series 2,
11%, 7/28/20(9)                                            45,193,500,000    COP             28,092,942
Indonesia (Republic of) Credit Linked Bonds, 8.25%,
7/19/21(4)                                                 61,910,000,000    IDR              7,920,110
Indonesia (Republic of) Credit Linked Bonds, Series 04,
11%, 9/17/25(4)                                            69,180,000,000    IDR             10,528,635
Indonesia (Republic of) Credit Linked Bonds, Series 10,
8.25%, 7/19/21(4)                                          77,600,000,000    IDR              9,927,323
Indonesia (Republic of) Credit Linked Bonds, Series 11,
8.25%, 7/19/21(4)                                          80,075,000,000    IDR             10,243,948
Indonesia (Republic of) Credit Linked Bonds, Series 6,
8.25%, 7/19/21(4)                                         145,110,000,000    IDR             18,563,838
Indonesia (Republic of) Credit Linked Bonds, Series 7,
8.25%, 7/19/21(4)                                          32,000,000,000    IDR              4,093,741
Indonesia (Republic of) Credit Linked Bonds, Series 9,
8.25%, 7/19/21(4)                                          57,560,000,000    IDR              7,363,617
Indonesia (Republic of) Credit Linked Nts., Series 52,
10.50%, 8/19/30(4)                                         57,955,000,000    IDR              8,639,402
Indonesia (Republic of) Credit Linked Nts., Series 55,
11%, 9/17/25(4)                                            67,450,000,000    IDR             10,265,343
Indonesia (Republic of) Total Return Linked Nts., Series
53, 11%, 9/17/25(4)                                        68,100,000,000    IDR             10,364,268
-------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 3,
11%, 9/17/25(4)                                            74,235,000,000    IDR             11,297,965
Russian Federation Credit Linked Bonds, 6.70%,
2/8/13(3,4)                                                   377,810,000    RUR             11,743,504
Russian Federation Credit Linked Bonds, 6.851%,
8/3/12(3,9)                                                   565,000,000    RUR             17,579,492
Russian Federation Credit Linked Bonds, Series 2, 7.15%,
1/25/13(3,9)                                                  464,490,000    RUR             14,502,692
Russian Federation Credit Linked Bonds, Series 2,
6.851%, 8/3/12(3,9)                                           900,000,000    RUR             28,002,733
-------------------------------------------------------------------------------------------------------
LB Peru Trust II Certificates, Series 1998-A, 4.534%,
2/28/16(5,7)                                                    1,426,420                       142,642
-------------------------------------------------------------------------------------------------------
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16(9)                                     13,289,000,000    COP              6,931,394
-------------------------------------------------------------------------------------------------------
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(4)       26,120,000    PEN              7,188,449
Russian Federation Total Return Linked Bonds, Series
007, Cl. VR, 5%, 8/22/34                                      296,807,032    RUR              4,416,909


13 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                  PRINCIPAL
                                                                     AMOUNT                       VALUE
-------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts.,
12.551%, 1/5/22(4,5)                                          173,500,000    BRR       $     12,985,176
United Mexican States Credit Linked Nts., 5.64%,
11/20/15(4)                                                    11,760,000                     9,219,840
-------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd., Ghana (Republic of) Credit
Linked Bonds, 10.038%, 1/25/12(5,9)                            17,255,000    GHS             10,461,403
-------------------------------------------------------------------------------------------------------
UBS AG:
Indonesia (Republic of) Total Return Linked Nts., 8.25%,
7/19/21                                                   300,190,000,000    IDR             38,403,132
Indonesia (Republic of) Total Return Linked Nts., Series
1, 9.50%, 7/17/31                                         171,735,000,000    IDR             23,863,921
Indonesia (Republic of) Total Return Linked Nts., Series
3, 8.25%, 7/19/21                                          78,630,000,000    IDR             10,059,090
Indonesia (Republic of) Total Return Linked Nts., Series
5, 8.25%, 7/19/21                                         103,265,000,000    IDR             13,210,631
Indonesia (Republic of) Total Return Linked Nts., Series
999, 9.50%, 7/17/31                                       214,719,000,000    IDR             29,836,883
                                                                                        ---------------
Total Structured Securities (Cost $997,432,116)                                             915,645,542


                                    EXPIRATION          STRIKE
                                          DATE           PRICE             CONTRACTS
-----------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.3%
Australian Dollar (AUD)
Call(11)                               1/13/12         $ 1 .040           90,940,000                304,238
-----------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)
Call(11)                               1/13/12            1.040           90,945,000                304,255
-----------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)
Call(11)                               1/13/12            1.040          140,100,000                468,702
-----------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)
Call(11)                               1/17/12            1.040           45,475,000                201,783
-----------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)
Futures, 3/19/12 Put(11)                1/9/12           89.000                  271                  1,355
-----------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)
Futures, 3/19/12 Put(11)                1/9/12           95.000                  528                  2,640
-----------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)
Futures, 3/19/12 Put(11)                1/9/12           99.000                  271                 32,520
-----------------------------------------------------------------------------------------------------------
Euro (EUR) 90 Day Futures,
3/19/12 Put(11)                        1/16/12           99.250                1,004                 18,825
-----------------------------------------------------------------------------------------------------------
Euro (EUR) 90 Day Futures,
3/19/12 Put(11)                        2/13/12           99.250                1,005                 69,094
-----------------------------------------------------------------------------------------------------------
Euro (EUR) Call(11)                    1/13/12            1.390           45,475,000                    445
-----------------------------------------------------------------------------------------------------------
Euro (EUR) Call(11)                    1/13/12            1.450           45,475,000                     --
-----------------------------------------------------------------------------------------------------------
Euro (EUR) Call(11)                    1/18/12            1.400           45,465,000                  1,115
-----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
3/19/12 Put(11)                        3/12/12            1.310                  204              1,002,150
-----------------------------------------------------------------------------------------------------------
Euro-Bundesobligation
Futures, 3/8/12 Call(11)               1/30/12          143.000EUR               759                196,467
-----------------------------------------------------------------------------------------------------------
Euro-Bundesobligation
Futures, 3/8/12 Put(11)                1/30/12          130.000EUR             2,710                105,222
-----------------------------------------------------------------------------------------------------------

14 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                   EXPIRATION           STRIKE
                                         DATE            PRICE             CONTRACTS              VALUE
-------------------------------------------------------------------------------------------------------
Euro-Bundesobligation                  1/30/12         132.000EUR              2,710   $        210,445
Futures, 3/8/12 Put(11)
-------------------------------------------------------------------------------------------------------
Euro-Bundesobligation
Futures, 3/8/12 Put(11)                1/30/12         135.000EUR                543            182,722
-------------------------------------------------------------------------------------------------------
Euro-Bundesobligation
Futures, 3/8/12 Put(11)                2/27/12         133.000EUR                542            238,504
-------------------------------------------------------------------------------------------------------
Euro-Bundesobligation
Futures, 3/8/12 Put(11)                2/27/12         134.000EUR              2,446          1,487,892
-------------------------------------------------------------------------------------------------------
Indonesia Rupiah (IDR)
Put(11)                                1/27/12       9,300.000IDR    627,700,000,000            715,578
-------------------------------------------------------------------------------------------------------
Indonesia Rupiah (IDR)
Put(11)                                1/27/12       9,300.000IDR    313,800,000,000            357,732
-------------------------------------------------------------------------------------------------------
Indonesia Rupiah (IDR)
Put(11)                                1/30/12       9,300.000IDR    314,100,000,000            345,510
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 3/19/12 Put(11)                1/9/12         127.500                   136             13,600
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 3/19/12 Put(11)                1/9/12         126.500                    22              1,375
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 3/19/12 Put(11)                1/9/12         127.000                   231             17,325
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 3/19/12 Put(11)                1/9/12         128.000                    16              2,200
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 3/19/12 Put(11)                2/6/12         127.000                   108             49,950
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 3/19/12 Put(11)               3/12/12         127.500                   108            130,950
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 3/19/12 Put(11)               3/12/12         127.000                   313            328,650
-------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Put(11)                               10/23/12          85.000JPY     15,464,000,000          1,771,710
-------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN)
Call(11)                               1/18/12          12.950MXN        655,180,000              3,885
-------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN)
Call(11)                               1/18/12          12.950MXN        655,180,000              3,885
-------------------------------------------------------------------------------------------------------
New Zealand Dollar (NZD)
Call(11)                               1/13/12           0.840           136,405,000              1,539
-------------------------------------------------------------------------------------------------------
New Zealand Dollar (NZD)
Call(11)                               1/17/12           0.840           133,655,000              5,676
-------------------------------------------------------------------------------------------------------
New Zealand Dollar (NZD)
Call(11)                               1/17/12           0.840           136,420,000              5,794
-------------------------------------------------------------------------------------------------------
South Korean Won (KRW)
Call(11)                               1/19/12       1,120.000KRW     58,008,000,000             55,108
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Call(11)                               1/30/12         131.000                 1,249          1,073,359
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                1/30/12         125.000                 2,609             40,766
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                1/30/12         125.500                 1,055             16,484
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                1/30/12         127.500                    76              4,750
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                1/30/12         128.000                 3,711            347,906
-------------------------------------------------------------------------------------------------------

15 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                     EXPIRATION         STRIKE
                                           DATE         PRICE              CONTRACTS              VALUE
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                1/30/12        $128.500                   651   $         81,375
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                1/30/12         129.500                   326             86,594
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                2/27/12         123.500                   504             31,500
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                2/27/12         125.500                   504             55,125
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.
Futures, 10 yr., 3/21/12
Put(11)                                2/27/12         126.500                    50              7,813
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.,
3.125%, 11/15/41
Call(11)                               5/23/12         103.610           165,000,000         10,333,868
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.,
3.125%, 11/15/41
Call(11)                               5/23/12         104.000           165,000,000         11,522,000
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.,
3.125%, 11/15/41
Call(11)                               5/30/12         103.470            65,500,000          4,114,219
                                                                                        ---------------
Total Options Purchased (Cost $75,376,715)                                                   36,354,600


                                      EXERCISE                              NOTIONAL
                                          DATE                                AMOUNT
-------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.2%
Goldman Sachs Group, Inc.
(The); Interest Rate
Swaption (European); Swap
Terms; Paid: 2.495%;
Received: Three-Month USD
BBA LIBOR; Termination
Date: 11/22/22 (11)                   11/23/12           2.500          $213,400,000          5,675,319
-------------------------------------------------------------------------------------------------------
UBS AG; Interest Rate
Swaption (European); Swap
Terms; Paid: 2.215%;
Received: Three-Month USD
BBA LIBOR; Termination
Date: 12/4/22 (11)                     12/3/12           2.220           542,135,000         19,376,112
                                                                                        ---------------
Total Swaptions Purchased (Cost $36,334,986)                                                 25,051,431

                                                                          SHARES
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--2.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(12,13)     (Cost $264,061,489)                           264,061,489                  264,061,489
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $12,593,442,748)                    98.4%              12,331,296,075
-------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                         1.6                 198,724,321
                                                              -----------------------------------------
Net Assets                                                           100.0%            $ 12,530,020,396
                                                              =========================================


16 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD  Australian  Dollar
BRR  Brazilian  Real
CAD  Canadian Dollar
COP  Colombian Peso
DKK  Danish Krone
DOP  Dominican  Republic Peso
EUR  Euro
GBP  British  Pound  Sterling
GHS  Ghana Cedi
HUF  Hungarian  Forint
IDR  Indonesia Rupiah
ILS  Israeli  Shekel
JPY  Japanese  Yen
KRW  South  Korean Won
MXN  Mexican Nuevo Peso
MYR  Malaysian Ringgit
NZD  New Zealand Dollar
PEN  Peruvian New Sol
PHP  Philippines Peso
PLZ  Polish Zloty
RUR  Russian Ruble
SGD  Singapore Dollar
TRY  New Turkish  Lira
UAH  Ukraine  Hryvnia
ZAR  South  African  Rand

-------------
* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts.
     The aggregate market value of such securities is $27,778,797. See accompanying Notes.

2. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $52,718,441. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,066,741,130 or 16.49% of the Fund's net assets as of December 30, 2011.

5.   Zero  coupon  bond  reflects  effective  yield  on  the  date  of purchase.

6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9. Restricted security. The aggregate value of restricted securities as of December 30, 2011 was $340,682,024, which represents 2.72% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                     UNREALIZED
                                                      ACQUISITION                                  APPRECIATION
SECURITY                                                    DATES           COST         VALUE    (DEPRECIATION)
----------------------------------------------------- ----------- -------------- ------------- ----------------
Citigroup Funding, Inc., ALROSA Russia Corporate           3/1/11  $   6,440,635     $5,702,305     $   (738,330)
Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15
Citigroup Funding, Inc., Russian Federation Credit
Linked Bonds, 6.70%, 2/8/13                                3/2/11     13,392,844    11,752,480        (1,640,364)
Citigroup Global Markets Holdings, Inc., Colombia
(Republic of) Credit Linked Bonds, 11.25%, 10/25/18       12/9/08      5,042,439     7,414,867         2,372,428
Citigroup Global Markets Holdings, Inc., Dominican
Republic Unsec. Credit Linked Nts., 15%, 3/12/12           3/7/07      8,695,818     7,509,869        (1,185,949)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, Series 128, 3.006%, 5/6/25                  10/8/10      3,019,310     3,002,148           (17,162)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, 3.343%, 5/6/25                              4/16/09      3,074,351     3,150,063            75,712
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, 3.266%, 5/6/25                              8/18/09      3,291,489     3,351,283            59,794
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, 3.239%, 5/6/25                              9/25/09      4,129,218     4,194,960            65,742
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, 3.187%, 5/6/25                             12/17/09      3,633,995     3,675,443            41,448

17 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                                                    UNREALIZED
                                                      ACQUISITION                                 APPRECIATION
SECURITY                                                    DATES           COST         VALUE   (DEPRECIATION)
----------------------------------------------------- ----------- -------------- ------------- ----------------
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, 3.134%, 5/6/25                              3/30/10       2,932,429    2,951,971           19,542
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, 3.10%, 5/6/25                               5/18/10       3,291,792    3,302,446           10,654
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit
Linked Bonds, 3.061%, 5/6/25                              7/16/10       3,826,280    3,825,199           (1,081)
Deutsche Bank AG, JSC VTB Bank Credit Linked Nts.,
12%, 6/19/12                                              6/30/11      25,377,005   24,077,771       (1,299,234)
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2A, 8.287%, 5/22/15                             5/21/08         122,792       88,395          (34,397)
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2B, 8.287%, 5/22/15                             6/12/08         214,813      154,649          (60,164)
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2C, 8.287%, 5/22/15                             6/18/08       3,259,229    2,331,730         (927,499)
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2D, 8.287%, 5/22/15                              7/8/08         237,353      169,933          (67,420)
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2E, 8.287%, 5/22/15                             7/15/08         172,730      123,460          (49,270)
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2F, 8.287%, 5/22/15                              8/8/08         111,830       78,848          (32,982)
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2G, 8.287%, 5/22/15                             8/22/08          20,634       14,521           (6,113)
Eirles Two Ltd. Sec. Nts., Series 335, 2.248%,            9/17/07-
4/30/12                                                   2/24/09      11,129,189   10,696,000         (433,189)
Empresa de Energia de Bogota SA ESP, 6.125% Sr.
Unsec. Unsub. Nts., 11/10/21                              11/3/11       5,960,000    6,064,300          104,300
Goldman Sachs Capital Markets LP, Colombia
(Republic of) Credit Linked Nts., 10.476%, 2/8/37         1/18/07      37,712,480   10,287,395      (27,425,085)
Hallertau SPC Credit Linked Nts., Series 2007-01,
2.838%, 12/20/17                                         12/13/07      42,470,000   35,160,913       (7,309,087)
Hallertau SPC Credit Linked Nts., Series 2008-01,         4/18/08-
9.888%, 8/2/10                                            10/1/08      31,666,704    3,386,369      (28,280,335)
Hallertau SPC Credit Linked Nts., Series 2008-2A,        10/23/08-
8.14%, 9/17/13                                            2/26/09      15,928,369    8,894,900       (7,033,469)
JPMorgan Chase & Co., Colombia (Republic of) Credit
Linked Bonds, 10.19%, 1/5/16                              12/6/05      11,167,708   28,215,234       17,047,526
JPMorgan Chase & Co., Colombia (Republic of) Credit
Linked Bonds, 10.218%, 10/31/16                          10/16/06      14,183,697   34,936,007       20,752,310
JPMorgan Chase & Co., Colombia (Republic of) Credit
Linked Nts., 11%, 7/28/20                                 8/24/10       8,676,906    7,860,317         (816,589)
JPMorgan Chase & Co., Colombia (Republic of) Credit
Linked Nts., Series 2, 11%, 7/28/20                       10/6/10      31,422,978   28,092,942       (3,330,036)
JPMorgan Chase Bank NA, Russian Federation
CreditLinked Bonds, 6.851%, 8/3/12                         6/6/11      20,496,307   17,579,492       (2,916,815)
JPMorgan Chase Bank NA, Russian Federation Credit
Linked Bonds, Series 2, 7.15%, 1/25/13                    2/28/11      16,261,935   14,502,692       (1,759,243)
JPMorgan Chase Bank NA, Russian Federation Credit
Linked Bonds, Series 2, 6.851%, 8/3/12                     6/2/11      32,619,951   28,002,733       (4,617,218)
JPMorgan Hipotecaria su Casita, 7.973% Sec. Nts.,
8/26/35                                                   3/21/07       3,092,229    2,737,592         (354,637)
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16                                      10/20/06       5,679,060    6,931,394        1,252,334
Standard Bank Group Ltd., Ghana (Republic of)
Credit Linked Bonds, 10.038%, 1/25/12                     9/16/11      10,956,357   10,461,403         (494,954)
                                                                   -------------- ------------- ---------------
                                                                     $389,710,856 $340,682,024     $(49,028,832)
                                                                   ============== ============= ================


10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11.  Non-income producing security.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

18 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                      SHARES           GROSS           GROSS              SHARES
                                          SEPTEMBER 30, 2011       ADDITIONS      REDUCTIONS   DECEMBER 30, 2011
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market           236,989,845   1,230,350,258   1,203,278,614         264,061,489
Fund, Cl.E

                                                                       VALUE                              INCOME
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market                         $ 264,061,489                            $176,237
Fund, Cl.E


13.  Rate shown is the 7-day yield as of December 30, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

    1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

    2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

    3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

19 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                   LEVEL 2--         LEVEL 3--
                                              LEVEL 1--                OTHER       SIGNIFICANT
                                      UNADJUSTED QUOTED          SIGNIFICANT      UNOBSERVABLE
                                                 PRICES    OBSERVABLE INPUTS            INPUTS              VALUE
------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
U.S. Government Obligations             $            --   $       80,887,520      $        --     $     80,887,520
Foreign Government Obligations                       --        8,814,563,507               --        8,814,563,507
Corporate Bonds and Notes                            --        2,192,912,775               --        2,192,912,775
Common Stocks                                 1,819,211                   --               --            1,819,211
Structured Securities                                --          906,587,282        9,058,260          915,645,542
Options Purchased                             5,837,558           30,517,042               --           36,354,600
Swaptions Purchased                                  --           25,051,431               --           25,051,431
Investment Company                          264,061,489                   --               --          264,061,489
                                        --------------------------------------------------------------------------
Total Investments, at Value                 271,718,258       12,050,519,557        9,058,260       12,331,296,075
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                          --           30,653,650               --           30,653,650
Futures margins                               1,301,105                   --               --            1,301,105
Foreign currency exchange contracts                  --          139,784,168               --          139,784,168
                                        --------------------------------------------------------------------------
Total Assets                            $   273,019,363   $   12,220,957,375      $ 9,058,260     $ 12,503,034,998
                                        --------------------------------------------------------------------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value             $            --   $         (813,250)     $         --    $       (813,250)
Depreciated swaps, at value                          --          (26,377,425)               --         (26,377,425)
Appreciated options written, at value        (5,343,940)          (4,097,927)               --          (9,441,867)
Depreciated options written, at value           (84,375)          (5,200,130)               --          (5,284,505)
Futures margins                              (1,673,278)                  --                --          (1,673,278)
Foreign currency exchange contracts                  --          (61,882,237)               --         (61,882,237)
Appreciated swaptions written, at
value                                                --          (10,130,137)               --         (10,130,137)
Depreciated swaptions written, at
value                                                --          (32,163,383)               --         (32,163,383)
                                        --------------------------------------------------------------------------
Total Liabilities                       $    (7,101,593)  $    (140,664,489)      $        --     $   (149,766,082)
                                        --------------------------------------------------------------------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                              VALUE            PERCENT
---------------------------------------------------------------------------------------------------------
Japan                                                                   $2,148,184,501              17.4%
Brazil                                                                     863,189,963               7.0
United Kingdom                                                             816,084,445               6.6
Mexico                                                                     772,398,071               6.3
United States                                                              722,064,449               5.9

20 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

GEOGRAPHIC HOLDINGS                                                              VALUE            PERCENT
---------------------------------------------------------------------------------------------------------
Turkey                                                                     624,668,862               5.1
Indonesia                                                                  607,022,454               4.9
South Africa                                                               606,322,430               4.9
Russia                                                                     524,196,824               4.3
Italy                                                                      405,998,772               3.3
Australia                                                                  374,152,177               3.0
Poland                                                                     313,808,595               2.5
Colombia                                                                   306,460,966               2.5
Hungary                                                                    271,217,516               2.2
Germany                                                                    265,249,803               2.2
France                                                                     233,942,480               1.9
Peru                                                                       215,829,202               1.7
Korea, Republic of South                                                   190,888,646               1.5
Belgium                                                                    183,281,494               1.5
Spain                                                                      181,215,241               1.5
Venezuela                                                                  164,805,906               1.3
Ukraine                                                                    153,579,077               1.2
Canada                                                                     139,541,454               1.1
Austria                                                                    132,497,912               1.1
Kazakhstan                                                                 131,908,993               1.1
The Netherlands                                                            113,146,526               0.9
Malaysia                                                                   105,403,703               0.9
India                                                                      100,260,889               0.8
Israel                                                                      92,638,438               0.8
Argentina                                                                   90,536,356               0.7
Philippines                                                                 83,872,012               0.7
Uruguay                                                                     59,373,544               0.5
Denmark                                                                     41,897,183               0.3
Panama                                                                      41,510,450               0.3
Dominican Republic                                                          36,746,800               0.3
Chile                                                                       34,829,774               0.3
Qatar                                                                       28,958,425               0.2
Finland                                                                     28,953,897               0.2
Sri Lanka                                                                   22,373,582               0.2
Ghana                                                                       21,664,903               0.2
Trinidad & Tobago                                                           20,610,800               0.2
Singapore                                                                   20,093,115               0.2
United Arab Emirates                                                        12,445,950               0.1
Nigeria                                                                     12,201,750               0.1
Supranational                                                               10,696,000               0.1
Greece                                                                       1,936,957                --
Ivory Coast                                                                  1,530,150                --
European Union                                                               1,091,629                --
New Zealand                                                                     13,009                --
                                                              ------------------------------------------
Total                                                                  $12,331,296,075           100.0  %
                                                              ==========================================

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                           CONTRACT
COUNTERPARTY/CONTRACT                        AMOUNT               EXPIRATION                    UNREALIZED     UNREALIZED
DESCRIPTION                  BUY/SELL       (000'S)                    DATES         VALUE    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA:
British Pound Sterling
(GBP)                            Sell           335  GBP             1/25/12   $   520,130    $      1,412    $         -
Euro (EUR)                       Sell       164,530  EUR     1/23/12-1/27/12   212,981,830      14,606,094              -
Hungarian Forint (HUF)           Sell    19,957,000  HUF             1/11/12    81,885,008       6,606,141              -

21 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                           CONTRACT
COUNTERPARTY/CONTRACT                        AMOUNT               EXPIRATION                    UNREALIZED     UNREALIZED
DESCRIPTION                  BUY/SELL       (000'S)                    DATES         VALUE    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)           Sell       131,780  TRY             4/25/12    67,771,561       1,097,005              -
Peruvian New Sol (PEN)           Sell       171,480  PEN             1/17/12    63,494,923               -        896,001
Singapore Dollar (SGD)            Buy        73,090  SGD             1/17/12    56,347,750               -        847,649
South African Rand (ZAR)         Sell     1,232,220  ZAR             2/15/12   151,488,713       1,671,517              -
South Korean Won (KRW)            Buy    37,104,000  KRW     1/17/12-1/25/12    32,148,561         299,853              -
South Korean Won (KRW)           Sell    60,007,000  KRW             1/25/12    51,989,765               -         80,595
Swedish Krona (SEK)              Sell       209,250  SEK             1/27/12    30,360,406         170,103              -
Swiss Franc (CHF)                Sell       110,660  CHF             1/27/12   117,868,737         953,138              -
                                                                                            --------------- -------------
                                                                                                25,405,263      1,824,245
-------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA EM
Colombian Peso (COP)              Buy    13,360,000  COP              2/1/12     6,925,022               -          8,034
-------------------------------------------------------------------------------------------------------------------------
BANK PARIBAS ASIA - FGN:
Euro (EUR)                       Sell        33,295  EUR             1/25/12    43,099,394       2,197,122              -
Swiss Franc (CHF)                Sell        28,370  CHF             1/25/12    30,217,016               -        153,350
                                                                                            --------------- -------------
                                                                                                 2,197,122        153,350
-------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL:
Chilean Peso (CLP)               Sell    15,479,000  CLP             1/20/12    29,703,845               -        618,915
Euro (EUR)                        Buy         2,490  EUR              2/1/12     3,223,404               -         79,885
Euro (EUR)                       Sell        88,700  EUR      1/25/12-2/1/12   114,820,846       3,451,871              -
Hungarian Forint (HUF)           Sell    22,320,000  HUF      1/11/12-6/12/12   90,483,854      21,059,700              -
Israeli Shekel (ILS)             Sell        95,390  ILS              4/2/13    24,912,911         269,908              -
Norwegian Krone (NOK)             Buy       127,900  NOK              2/1/12    21,360,931               -        662,021
Norwegian Krone (NOK)            Sell       111,700  NOK             1/25/12    18,660,028         580,261              -
Polish Zloty (PLZ)               Sell        90,435  PLZ      1/11/12-2/1/12    26,143,917         435,408          7,268
Russian Ruble (RUR)               Buy       182,920  RUR             1/19/12     5,664,303               -        122,474
Russian Ruble (RUR)              Sell     6,995,875  RUR      1/11/12-2/2/12   216,500,508       3,858,075      2,586,662
Swedish Krona (SEK)               Buy       739,800  SEK              2/1/12   107,311,640               -      1,771,806
                                                                                            --------------- -------------
                                                                                                29,655,223      5,849,031
-------------------------------------------------------------------------------------------------------------------------
CITIGROUP:
British Pound Sterling
(GBP)                             Buy        18,150  GBP              2/1/12    28,178,329          70,971              -
Czech Koruna (CZK)               Sell       164,560  CZK              2/1/12     8,331,275          92,520              -
Euro (EUR)                       Sell        72,875  EUR      1/23/12-5/10/12   94,378,421       4,090,423              -
Hungarian Forint (HUF)            Buy     3,773,000  HUF             1/11/12    15,480,891               -        682,089
Hungarian Forint (HUF)           Sell    15,826,000  HUF      1/11/12-6/12/12   64,214,855      12,804,412              -
Mexican Nuevo Peso (MXN)         Sell       692,100  MXN      1/11/12-2/1/12    49,541,682       1,095,911              -
Norwegian Krone (NOK)             Buy       111,700  NOK             1/25/12    18,660,028               -      1,328,698
South African Rand (ZAR)         Sell       201,010  ZAR             3/12/12    24,621,888               -        334,996
Swedish Krona (SEK)              Sell       329,400  SEK              2/1/12    47,781,095               -        771,098
Swiss Franc (CHF)                Sell         2,920  CHF             1/17/12     3,109,655          22,485              -
                                                                                            --------------- -------------
                                                                                                18,176,722      3,116,881
-------------------------------------------------------------------------------------------------------------------------
CITIGROUP EM:
Brazilian Real (BRR)             Sell       167,940  BRR              2/2/12    89,291,100         487,580              -
Chilean Peso (CLP)                Buy    15,479,000  CLP             1/20/12    29,703,845               -        265,177
Colombian Peso (COP)             Sell   154,556,000  COP       2/1/12-2/9/12    80,077,258          40,567        295,682
Egyptian Pounds (EGP)             Buy       113,230  EGP             2/13/12    17,872,998               -        493,588
Mexican Nuevo Peso (MXN)         Sell       341,700  MXN             1/11/12    24,461,991               -        588,573
                                                                                            --------------- -------------
                                                                                                   528,147      1,643,020
-------------------------------------------------------------------------------------------------------------------------

22 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                           CONTRACT
COUNTERPARTY/CONTRACT                        AMOUNT               EXPIRATION                    UNREALIZED     UNREALIZED
DESCRIPTION                  BUY/SELL       (000'S)                    DATES         VALUE    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE:
Malaysian Ringgit (MYR)             Buy     595,295  MYR              1/31/12  187,368,013          23,375      1,677,015
New Turkish Lira (TRY)             Sell     229,260  TRY              7/17/13  108,144,250       2,895,397              -
South African Rand (ZAR)           Sell   1,086,400  ZAR              1/11/12  134,315,353               -      1,217,245
Swiss Franc (CHF)                  Sell      31,890  CHF               2/1/12   33,970,731         862,511         16,508
                                                                                            --------------- -------------
                                                                                                 3,781,283      2,910,768
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE EM
Russian Ruble (RUR)                 Buy     624,690  RUR              1/24/12   19,330,014               -        451,177
-------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)            Sell     252,215  AUD              1/27/12  257,099,173       2,934,492              -
Canadian Dollar (CAD)               Buy      10,120  CAD              1/24/12    9,928,208               -         90,414
Chinese Renminbi (Yuan)(CNY)        Buy     305,460  CNY               1/6/12   48,524,230       1,112,329              -
Euro (EUR)                         Sell     416,860  EUR              1/25/12  539,612,957      16,833,800              -
Hungarian Forint (HUF)             Sell  10,236,000  HUF              1/11/12   41,999,045       3,093,466              -
Mexican Nuevo Peso (MXN)           Sell      38,200  MXN               2/1/12    2,729,577               -         59,406
Polish Zloty (PLZ)                 Sell     172,010  PLZ              1/11/12   49,792,811         451,385              -
South African Rand (ZAR)           Sell   1,031,340  ZAR              3/12/12  126,329,727               -        828,984
                                                                                            --------------- -------------
                                                                                                24,425,472        978,804
-------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK EM:
Chinese Renminbi (Yuan)
(CNY)                              Sell     305,460  CNY               1/6/12   48,524,230               -        797,827
Israeli Shekel (ILS)               Sell     141,750  ILS              3/30/12   37,142,820         528,595              -
Mexican Nuevo Peso (MXN)           Sell   1,632,230  MXN              3/15/12  116,261,616       1,355,390              -
Russian Ruble (RUR)                 Buy     681,000  RUR               2/2/12   21,044,650               -        873,599
Singapore Dollar (SGD)              Buy      43,300  SGD              1/17/12   33,381,551               -        635,261
South Korean Won (KRW)              Buy  32,055,000  KRW              1/25/12   27,772,292               -        272,328
                                                                                            --------------- -------------
                                                                                                 1,883,985      2,579,015
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EM:
Brazilian Real (BRR)               Sell     146,360  BRR        1/4/12-2/2/12   77,817,348         341,362              -
Mexican Nuevo Peso (MXN)            Buy   1,281,900  MXN              1/11/12   91,770,052               -      4,011,532
Mexican Nuevo Peso (MXN)           Sell     706,300  MXN              1/11/12   50,563,373               -        691,530
New Turkish Lira (TRY)              Buy     152,085  TRY              1/18/12   79,951,543               -        435,898
Polish Zloty (PLZ)                 Sell     148,245  PLZ              1/11/12   42,913,408       1,652,790              -
                                                                                            --------------- -------------
                                                                                                 1,994,152      5,138,960
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN, SACHS & CO.:
British Pound Sterling (GBP)       Sell     106,765  GBP       1/27/12-2/1/12  165,762,926       4,212,060              -
Canadian Dollar (CAD)               Buy         150  CAD               2/1/12      147,130           3,937              -
Canadian Dollar (CAD)              Sell       6,160  CAD               2/1/12    6,042,142               -        161,698
Euro (EUR)                          Buy     214,640  EUR              1/27/12  277,848,976               -      8,039,560
Euro (EUR)                         Sell     198,484  EUR       1/3/12-2/27/12  256,943,290       7,603,703              -
Hungarian Forint (HUF)              Buy   2,999,000  HUF              1/11/12   12,305,113               -        592,275
Hungarian Forint (HUF)             Sell     303,000  HUF              1/11/12    1,243,231          50,690              -
Japanese Yen (JPY)                  Buy  24,839,000  JPY       1/27/12-2/1/12  322,845,301              87      5,743,095
Japanese Yen (JPY)                 Sell   5,567,000  JPY      1/17/12-1/25/12   72,352,529               -        733,460
Mexican Nuevo Peso (MXN)           Sell   1,115,700  MXN              1/11/12   79,871,945       1,864,636              -
New Turkish Lira (TRY)              Buy     146,140  TRY      1/18/12-4/25/12   75,870,654               -      1,375,380
New Zealand Dollar (NZD)            Buy      10,990  NZD               2/1/12    8,534,364         210,758              -
New Zealand Dollar (NZD)           Sell      15,360  NZD               2/1/12   11,927,919               -        294,562
Swedish Krona (SEK)                 Buy     301,030  SEK              1/25/12   43,681,680               -      1,285,084
Swedish Krona (SEK)                Sell   1,099,270  SEK              1/27/12  159,494,783       1,383,894              -
Swiss Franc (CHF)                  Sell     111,095  CHF              1/27/12  118,332,074         151,818              -
                                                                                            --------------- -------------
                                                                                                15,481,583     18,225,114
-------------------------------------------------------------------------------------------------------------------------

23 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                           CONTRACT
COUNTERPARTY/CONTRACT                        AMOUNT                EXPIRATION                    UNREALIZED     UNREALIZED
DESCRIPTION                  BUY/SELL       (000'S)                     DATES         VALUE    APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
HSBC EM
New Turkish Lira (TRY)             Sell     369,700   TRY     1/18/12-7/17/13   182,803,313       4,507,246              -

--------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:
Australian Dollar (AUD)             Buy         150   AUD              2/1/12       152,815           8,289              -
Australian Dollar (AUD)            Sell      48,335   AUD      1/18/12-2/1/12    49,321,367               -        207,906
Canadian Dollar (CAD)               Buy      47,495   CAD             1/18/12    46,601,378               -        124,698
Canadian Dollar (CAD)              Sell      12,230   CAD             1/24/12    11,998,219         215,394              -
Euro (EUR)                          Buy      91,595   EUR             1/27/12   118,568,659               -      4,139,796
Hungarian Forint (HUF)              Buy  10,367,000   HUF             1/11/12    42,536,547               -         92,673
Indian Rupee (INR)                 Sell     431,300   INR             1/31/12     8,066,238         516,846              -
Mexican Nuevo Peso (MXN)            Buy     238,200   MXN              2/1/12    17,020,556               -        304,870
Mexican Nuevo Peso (MXN)           Sell     161,800   MXN              2/1/12    11,561,402         233,234              -
Philippines Peso (PHP)             Sell     749,000   PHP             1/23/12    17,061,120               -         57,715
Polish Zloty (PLZ)                 Sell     146,840   PLZ             1/11/12    42,506,694         120,740              -
Russian Ruble (RUR)                Sell     182,920   RUR             1/19/12     5,664,303          30,592              -
South Korean Won (KRW)             Sell  54,521,000   KRW             1/25/12    47,236,722         135,769              -
Swedish Krona (SEK)                 Buy   1,308,520   SEK             1/27/12   189,855,188               -      7,961,828
                                                                                            --------------- --------------
                                                                                                 1,260,864     12,889,486
--------------------------------------------------------------------------------------------------------------------------
JP MORGAN EM:
Egyptian Pounds (EGP)              Sell     113,230   EGP             2/13/12    17,872,998         375,189              -
Indonesia Rupiah (IDR)             Sell 573,947,000   IDR             3/19/12    62,791,524               -        575,047
South Korean Won (KRW)              Buy  15,657,000   KRW             1/25/12    13,565,147               -        241,732
                                                                                            --------------- --------------
                                                                                                   375,189        816,779
--------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES:
British Pound Sterling (GBP)        Buy       3,730   GBP              2/1/12     5,790,918               -         83,108
British Pound Sterling (GBP)       Sell      39,205   GBP      1/25/12-2/1/12    60,868,680         488,485          9,950
Euro (EUR)                         Sell      56,655   EUR             1/17/12    73,334,174       1,719,820              -
Hong Kong Dollar (HKD)              Buy     496,760   HKD             1/17/12    63,963,864         106,809              -
Hong Kong Dollar (HKD)             Sell     496,760   HKD             1/17/12    63,963,864               -        110,708
Indian Rupee (INR)                  Buy     431,300   INR             1/31/12     8,066,238               -        625,821
Japanese Yen (JPY)                  Buy  13,161,000   JPY             1/25/12   171,054,991         718,858         47,558
New Zealand Dollar (NZD)            Buy      15,360   NZD              2/1/12    11,927,919         334,422              -
New Zealand Dollar (NZD)           Sell     172,470   NZD      1/27/12-2/1/12   133,974,201       3,852,069        573,947
Norwegian Krone (NOK)               Buy      63,400   NOK              2/1/12    10,588,608             375         14,391
Norwegian Krone (NOK)              Sell      16,200   NOK              2/1/12     2,705,607          99,685              -
South Korean Won (KRW)              Buy  54,521,000   KRW             1/25/12    47,236,722          93,618              -
South Korean Won (KRW)             Sell   3,461,000   KRW             1/17/12     3,000,434          40,866              -
Swiss Franc (CHF)                   Buy      20,640   CHF             5/10/12    22,044,357               -      1,034,888
Swiss Franc (CHF)                  Sell      55,405   CHF             1/25/12    59,012,118               -        291,954
                                                                                             --------------- -------------
                                                                                                  7,455,007      2,792,325
--------------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL:
Czech Koruna (CZK)                  Buy     437,900   CZK             1/17/12    22,167,053               -      1,047,090
Czech Koruna (CZK)                 Sell     437,900   CZK             1/17/12    22,167,053       1,255,696              -
                                                                                            --------------- --------------
                                                                                                 1,255,696      1,047,090
--------------------------------------------------------------------------------------------------------------------------
WESTPAC:
Australian Dollar (AUD)             Buy      70,565   AUD      1/18/12-2/1/12    71,968,619         941,429              -
Australian Dollar (AUD)            Sell      28,560   AUD      1/17/12-2/1/12    29,121,125               -        835,372
British Pound Sterling (GBP)       Sell       8,110   GBP             1/17/12    12,592,738          61,636              -

24 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                           CONTRACT
COUNTERPARTY/CONTRACT                        AMOUNT               EXPIRATION                    UNREALIZED     UNREALIZED
DESCRIPTION                  BUY/SELL       (000'S)                    DATES         VALUE    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Canadian Dollar (CAD)               Buy      78,510  CAD      1/24/12-2/1/12    77,016,074         227,372        220,805
Canadian Dollar (CAD)              Sell      82,735  CAD      1/17/12-2/1/12    81,173,359               -        393,031
Japanese Yen (JPY)                  Buy   1,951,000  JPY              2/1/12    25,360,288         165,150          8,950
New Zealand Dollar (NZD)            Buy       7,240  NZD              2/1/12     5,622,274           5,627              -
                                                                                            --------------- -------------
                                                                                                 1,401,214      1,458,158
                                                                                            --------------- -------------
                                                                                            --------------- -------------
Total unrealized appreciation and depreciation                                                $139,784,168    $61,882,237
                                                                                            =============== =============


FUTURES CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                                               UNREALIZED
                                                    NUMBER OF    EXPIRATION                                  APPRECIATION
CONTRACT DESCRIPTION                 BUY/SELL       CONTRACTS          DATE               VALUE             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation                    Sell           2,048        3/8/12        $331,618,818                $(5,665,687)
Euro-Bundesobligation                    Sell           1,734        3/8/12         312,036,964                 (8,998,802)
Euro-Schatz                              Sell           2,080        3/8/12         297,039,022                 (1,011,897)
FTSE 100 Index                           Sell             830       3/16/12          71,357,933                 (1,012,550)
NIKKEI 225 Index                         Sell             708        3/8/12          77,726,387                  1,720,968
U.S. Treasury Nts., 5 yr.                Sell             426       3/30/12          52,507,828                   (246,763)
U.S. Treasury Nts., 10 yr.                Buy           4,339       3/21/12         568,951,375                  2,752,603
U.S. Treasury Nts., 10 yr.               Sell               1       3/21/12             131,125                       (626)
                                                                                                      ----------------------
                                                                                                              $(12,462,754)
                                                                                                      ======================


WRITTEN OPTIONS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                                                         UNREALIZED
                                               NUMBER OF   EXERCISE         EXPIRATION       PREMIUMS                 APPRECIATION/
DESCRIPTION                      TYPE          CONTRACTS      PRICE               DATE       RECEIVED          VALUE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)           Put        140,100,000   $  0.920            1/13/12     $2,391,143        $  (149)    $2,390,994
Australian Dollar (AUD)           Put         90,945,000      0.959            1/13/12      1,909,845        (13,312)     1,896,533
Australian Dollar (AUD)           Put         90,940,000      0.949            1/13/12      1,818,001         (4,646)     1,813,355
Australian Dollar (AUD)           Put         45,475,000      0.923            1/17/12        811,274           (591)       810,683
Australian Dollar (AUD)
Futures                           Put                813     93.000             1/9/12        307,298         (4,065)       303,233
Australian Dollar (AUD)
Futures                           Put                541     97.000             1/9/12          7,076         (8,115)        (1,039)
Euro (EUR)                       Call         45,475,000      1.450            1/13/12        751,042              -        751,042
Euro (EUR)                        Put         45,465,000      1.290            1/18/12        847,490       (560,566)       286,924
Euro (EUR) 90 days Futures        Put              1,004     98.750            1/16/12         49,045         (6,275)        42,770
Euro (EUR) 90 days Futures        Put              2,009     98.625            2/13/12         98,135        (12,556)        85,579
Euro (EUR) FX Futures             Put                408      1.210            3/12/12        525,496       (433,500)        91,996
Euro-Bundesobligation Futures     Put              5,420    131.000  EUR       1/30/12      1,615,523       (280,593)     1,334,930
Euro-Bundesobligation Futures     Put              1,085    130.500  EUR       2/27/12        523,179       (210,639)       312,540
Euro-Bundesobligation Futures     Put                814    133.000  EUR       1/30/12        403,124       (105,352)       297,772
Euro-Bundesobligation Futures    Call              1,518    142.000  EUR       1/30/12        834,858       (687,633)       147,225
Euro-Bundesobligation Futures    Call                733    141.000  EUR       1/30/12        502,280       (559,723)       (57,443)
Euro-Bundesobligation Futures    Call                544    141.000  EUR       2/27/12        775,884       (816,722)       (40,838)
Euro-Bundesobligation Futures    Call              1,902    140.000  EUR       2/27/12      2,488,620     (3,815,570)   ( 1,326,950)
Indonesia Rupiah (IDR)           Call    583,900,000,000  8,650.000  IDR       1/27/12        521,136         (5,839)       515,297
Indonesia Rupiah (IDR)           Call    291,900,000,000  8,650.000  IDR       1/27/12        257,149         (2,919)       254,230
Indonesia Rupiah (IDR)           Call    290,400,000,000  8,600.000  IDR       1/30/12        204,295         (2,904)       201,391
Indonesia Rupiah (IDR)            Put    676,300,000,000 10,020.000  IDR       1/27/12        577,080        (54,104)       522,976
Indonesia Rupiah (IDR)            Put    337,500,000,000 10,000.000  IDR       1/27/12        295,988        (30,375)       265,613
Indonesia Rupiah (IDR)            Put    336,000,000,000  9,950.000  IDR       1/30/12        243,130        (47,040)       196,090
Japanese Yen (JPY) Futures        Put                324    121.000            3/12/12         66,700        (68,850)        (2,150)

25 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                                                                         UNREALIZED
                                               NUMBER OF   EXERCISE         EXPIRATION       PREMIUMS                 APPRECIATION/
DESCRIPTION                      TYPE          CONTRACTS      PRICE               DATE       RECEIVED          VALUE  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures        Put                162    120.000            3/12/12         34,025       (26,325)          7,700
Japanese Yen (JPY) Futures        Put                271    124.000             1/9/12         27,230        (6,775)         20,455
Japanese Yen (JPY) Futures        Put                271    125.500             1/9/12         23,368       (11,856)         11,512
Japanese Yen (JPY) Futures        Put                217    123.000             2/6/12         43,124       (21,700)         21,424
Japanese Yen (JPY) Futures       Call                 54    139.000            3/12/12         13,367       (15,525)        (2,158)
Japanese Yen Futures             Call                325    140.000            3/12/12        110,560       (73,125)         37,435
Japanese Yen Futures             Call                 28    140.500            3/12/12         47,893        (5,600)         42,293
Japanese Yen Futures              Put                272    117.000            3/12/12         50,655       (20,400)         30,255
Japanese Yen Futures              Put                 91    123.000             1/9/12          6,966        (1,138)          5,828
Japanese Yen Futures              Put                 24    126.000             1/9/12          6,252        (1,200)          5,052
Mexican Nuevo Peso (MXN)         Call        623,800,000     12.330  MXN       1/18/12        879,796           (12)        879,784
Mexican Nuevo Peso (MXN)         Call        623,055,000     12.315  MXN       1/18/12        556,525           (12)        556,513
Mexican Nuevo Peso (MXN)          Put        708,300,000     14.000  MXN       1/18/12      1,052,333      (617,255)        435,078
Mexican Nuevo Peso (MXN)          Put        708,300,000     14.000  MXN       1/18/12        848,948      (617,255)        231,693
New Zealand Dollar (NZD)          Put        136,420,000      0.740            1/17/12      1,886,689       (94,257)      1,792,432
New Zealand Dollar (NZD)          Put        136,405,000      0.753            1/13/12      2,032,366      (169,205)      1,863,161
New Zealand Dollar (NZD)          Put        133,655,000      0.737            1/17/12      1,781,708       (69,021)      1,712,687
South Korean Won (KRW)           Call     54,552,000,000  1,050.000  KRW       1/19/12        321,077              -        321,077
South Korean Won (KRW)            Put     65,918,000,000  1,272.000  KRW       1/19/12      1,123,503        (7,251)      1,116,252
U.S. Long Bond Futures           Call              4,344    150.000            2/27/12      5,054,472    (4,751,250)        303,222
U.S. Treasury Nts. Futures,
10 yr.                            Put              5,284    126.000            1/30/12        380,989      (165,125)        215,864
U.S. Treasury Nts. Futures,
10 yr.                            Put              3,413    126.500            1/30/12        254,181      (106,656)        147,525
U.S. Treasury Nts. Futures,
10 yr.                            Put              2,603    127.000            1/30/12        159,095      (122,016)         37,079
U.S. Treasury Nts. Futures,
10 yr.                            Put              1,008    124.500            2/27/12        203,781       (78,750)        125,031
U.S. Treasury Nts. Futures,
10 yr.                            Put                101    126.000            2/27/12         44,048       (12,625)         31,423
                                                                                        -------------- -------------- --------------
                                                                                          $35,767,742  $(14,726,372)    $21,041,370
                                                                                        ============== ============== ==============

Exercise price is reported in U.S. Dollars (USD), except for those denotedin the following currency:

EUR                Euro
IDR                Indonesia Rupiah
KRW                South Korean Won
MXN                Mexican Nuevo Peso

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                                PAY/                    UPFRONT
                                      BUY/SELL    NOTIONAL   RECEIVE                    PAYMENT                    UNREALIZED
REFERENCE ENTITY/                       CREDIT      AMOUNT     FIXED   TERMINATION    RECEIVED/                  APPRECIATION
SWAP COUNTERPARTY                   PROTECTION     (000'S)      RATE          DATE       (PAID)        VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
 BRAZIL (FEDERATIVE REPUBLIC OF)
 Barclays Bank plc                        Sell    $ 26,620       1.0       3/20/17    $ 794,550   $(789,697)          $ 4,853
                                                  --------                          -----------------------------------------
                                         Total      26,620                              794,550    (789,697)            4,853
-----------------------------------------------------------------------------------------------------------------------------
 HUNGARY (REPUBLIC OF)
 HSBC Bank USA NA                         Sell      20,700       1.0       3/20/17    4,213,513  (4,647,554)        (434,041)
                                                  --------                          -----------------------------------------
                                         Total      20,700                            4,213,513  (4,647,554)        (434,041)
----------------------------------------------------------------------------------------------------------------------------
 ISTANBUL BOND CO. SA FOR FINANSBANK AS
 Morgan Stanley Capital Services,
Inc.                                      Sell      10,410       1.3       3/24/13            -    (452,929)        (452,929)
                                                  --------                          -----------------------------------------
                                         Total      10,410                                    -    (452,929)        (452,929)
----------------------------------------------------------------------------------------------------------------------------
 JAPAN:
 JPMorgan Chase Bank NA                   Sell      22,760       1.0       9/20/16       88,332    (404,012)        (315,680)
 JPMorgan Chase Bank NA                   Sell      22,740       1.0       9/20/16       78,800    (403,657)        (324,857)
 JPMorgan Chase Bank NA                   Sell      22,735       1.0       9/20/16      119,882    (403,568)        (283,686)
                                                  --------                          -----------------------------------------
                                         Total      68,235                              287,014  (1,211,237)        (924,223)
----------------------------------------------------------------------------------------------------------------------------

26 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PAY/                    UPFRONT
                                      BUY/SELL    NOTIONAL   RECEIVE                    PAYMENT                    UNREALIZED
REFERENCE ENTITY/                       CREDIT      AMOUNT     FIXED   TERMINATION    RECEIVED/                  APPRECIATION
SWAP COUNTERPARTY                   PROTECTION     (000'S)      RATE          DATE       (PAID)        VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
 UNITED MEXICAN STATES

 HSBC Bank USA NA                         Sell         900       1.0                     23,835     (23,553)              282
                                                -----------
                                                                                    -----------------------------------------
                                         Total                                           23,835     (23,553)              282
                                                       900
                                                                                    -----------------------------------------
                                                                  Grand Total Buys            -           -                 -

                                                                 Grand Total Sells    5,318,912  (7,124,970)       (1,806,058)
                                                                                    -----------------------------------------

                                                        Total Credit Default Swaps   $5,318,912  $(7,124,970)     $(1,806,058)
                                                                                    =========================================


The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                   TOTAL MAXIMUM POTENTIAL
                                                      PAYMENTS FOR SELLING
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD           CREDIT PROTECTION          AMOUNT         REFERENCE ASSET
PROTECTION                                                  (UNDISCOUNTED)    RECOVERABLE*          RATING RANGE**
------------------------------------------------------------------------------------------------------------------
Investment Grade Single Name Corporate Debt                    $10,410,000              $-                    BBB-
Investment Grade Sovereign Debt                                 95,755,000               -              AA- to BBB
Non-Investment Grade Sovereign Debt                             20,700,000               -                     BB+
                                                 ------------------------------------------
Total                                                         $126,865,000              $-
                                                 ==========================================

-----------------
* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.


INTEREST RATE SWAP CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                        NOTIONAL
INTEREST RATE/                            AMOUNT              PAID BY       RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                        (000'S)             THE FUND          THE FUND              DATE          VALUE
------------------------------------------------------------------------------------------------------------------------
BZDI:
Citibank NA                               98,220     BRR         BZDI            11.540  %         1/2/14       $921,085
Goldman Sachs Group, Inc. (The)          106,930     BRR         BZDI            11.390            1/5/15      1,020,439
Goldman Sachs Group, Inc. (The)          136,790     BRR         BZDI            10.970            1/2/17        585,179
Goldman Sachs Group, Inc. (The)           88,060     BRR         BZDI            11.520            1/2/14        875,045
Goldman Sachs Group, Inc. (The)           99,940     BRR         BZDI            11.420            1/3/14        879,083
JPMorgan Chase Bank NA                   300,000     BRR         BZDI            10.810            1/2/17        424,424
                                       ----------                                                          -------------
Total                                    829,940     BRR                                                       4,705,255
------------------------------------------------------------------------------------------------------------------------
MXN TIIE BANXICO:
                                                             MXN TIIE
Bank of America NA                     1,143,800     MXN      BANXICO             5.170          11/14/14      (609,337)

                                                             MXN TIIE
Bank of America NA                       841,200     MXN      BANXICO             5.130          11/19/14      (386,699)

                                                             MXN TIIE
Barclays Bank plc                        336,500     MXN      BANXICO             5.150          11/20/14      (142,195)

                                                             MXN TIIE
Credit Suisse International              135,500     MXN      BANXICO             7.010           7/24/31      (929,728)

                                                             MXN TIIE
Credit Suisse International              672,900     MXN      BANXICO             5.120          11/19/14      (322,546)

                                                             MXN TIIE
Deutsche Bank AG                         659,500     MXN      BANXICO             5.120          11/19/14      (316,123)

27 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                        NOTIONAL
INTEREST RATE/                            AMOUNT              PAID BY       RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                        (000'S)             THE FUND          THE FUND              DATE          VALUE
------------------------------------------------------------------------------------------------------------------------
                                                             MXN TIIE
Goldman Sachs Group, Inc. (The)          105,000     MXN      BANXICO             7.000           7/24/31      (728,392)

                                                             MXN TIIE
Goldman Sachs Group, Inc. (The)          736,700     MXN      BANXICO             5.000          11/14/14      (518,078)

                                                             MXN TIIE
Merrill Lynch & Co., Inc.                172,700     MXN      BANXICO             6.990           7/24/31    (1,211,089)
                                       ----------                                                          -------------
Total                                  4,803,800     MXN                                                     (5,164,187)
------------------------------------------------------------------------------------------------------------------------
SIX-MONTH AUD BBR BBSW
                                                                             Six-Month
Westpac Banking Corp.                    120,860     AUD        4.990      AUD BBR BBSW           11/3/21    (4,087,643)
------------------------------------------------------------------------------------------------------------------------
SIX-MONTH EUR EURIBOR:
                                                            Six-Month
Bank of America Merrill Lynch             22,700     EUR  EUR EURIBOR             2.710           8/22/21        949,864

                                                            Six-Month
Bank of America NA                        22,755     EUR  EUR EURIBOR             1.945            9/8/16        345,428

                                                            Six-Month
Bank of America NA                        68,120     EUR  EUR EURIBOR             1.890           10/6/16        753,875

                                                            Six-Month
Barclays Bank plc                        139,945     EUR  EUR EURIBOR             2.580          11/22/17      2,624,385

                                                            Six-Month
Barclays Bank plc                        109,100     EUR  EUR EURIBOR             2.520          12/13/17      1,601,734

                                                            Six-Month
Deutsche Bank AG                         226,995     EUR  EUR EURIBOR             1.395           12/2/13        308,336

                                                            Six-Month
Goldman Sachs Group, Inc. (The)           24,485     EUR  EUR EURIBOR             2.840          10/10/31        727,978

                                                            Six-Month
Goldman Sachs Group, Inc. (The)           83,605     EUR  EUR EURIBOR             2.735          11/24/17        885,084

                                                            Six-Month
Goldman Sachs Group, Inc. (The)          181,595     EUR  EUR EURIBOR             2.160           12/2/15      1,918,774

                                                            Six-Month
Goldman Sachs Group, Inc. (The)           22,740     EUR  EUR EURIBOR             2.990           8/11/21      1,710,856

                                                            Six-Month
JPMorgan Chase Bank NA                    90,870     EUR  EUR EURIBOR             1.860           11/3/16        770,740
                                       ----------                                                          -------------
Total                                    992,910     EUR                                                      12,597,054
------------------------------------------------------------------------------------------------------------------------

SIX-MONTH PLZ WIBOR WIBO:
                                                                              Six-Month
                                                                              PLZ WIBOR
JPMorgan Chase Bank NA                   111,880     PLZ        4.575              WIBO           8/23/16        316,870
                                                                              Six-Month
                                                                              PLZ WIBOR
JPMorgan Chase Bank NA                   111,880     PLZ        4.590              WIBO           8/23/16        295,338
                                       ----------                                                          -------------
Total                                    223,760     PLZ                                                         612,208
------------------------------------------------------------------------------------------------------------------------

28 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                        NOTIONAL
INTEREST RATE/                            AMOUNT              PAID BY       RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                        (000'S)             THE FUND          THE FUND              DATE          VALUE
------------------------------------------------------------------------------------------------------------------------
THREE-MONTH CAD BA CDOR:

                                                                            Three-Month
Bank of America Merrill Lynch            136,560     CAD        1.183       CAD BA CDOR           8/18/14       (87,409)

                                                                            Three-Month
JPMorgan Chase Bank NA                   181,770     CAD        1.320       CAD BA CDOR            8/8/14      (579,767)

                                                                            Three-Month
JPMorgan Chase Bank NA                   181,740     CAD        1.585       CAD BA CDOR            8/4/14    (1,536,574)
                                       ----------                                                          ------------
Total                                    500,070     CAD                                                     (2,203,750)
-----------------------------------------------------------------------------------------------------------------------
THREE-MONTH NZD BBR FRA

                                                          Three-Month
Barclays Bank plc                        157,605     NZD  NZD BBR FRA             4.600           11/3/21      6,221,484
------------------------------------------------------------------------------------------------------------------------
Three-Month SEK STIBOR SIDE

                                                                            Three-Month
                                                                             SEK STIBOR
Goldman Sachs Group, Inc. (The)          824,280     SEK        2.440              SIDE           11/3/21    (1,673,877)
-----------------------------------------------------------------------------------------------------------------------
Three-Month USD BBA LIBOR

                                                          Three-Month
                                                              USD BBA
Barclays Bank plc                        128,000                LIBOR             2.358           11/2/21      4,371,633
------------------------------------------------------------------------------------------------------------------------
Three-Month ZAR JIBAR SAFEX:

                                                                            Three-Month
                                                                              ZAR JIBAR
Barclays Bank plc                        907,700     ZAR        6.110             SAFEX           12/8/14        100,657
                                       ----------                                                          -------------
Total where Fund pays a fixed rate       907,700     ZAR                                                         100,657

                                                          Three-Month
                                                            ZAR JIBAR
Barclays Bank plc                        348,600     ZAR        SAFEX             7.510           12/7/21      (154,531)

                                                          Three-Month
                                                            ZAR JIBAR
Barclays Bank plc                        135,500     ZAR        SAFEX             7.480           8/17/21       (58,191)

                                                          Three-Month
                                                            ZAR JIBAR
Goldman Sachs Group, Inc. (The)          137,600     ZAR        SAFEX             7.480           8/17/21       (59,093)

                                                          Three-Month
                                                            ZAR JIBAR
HSBC Bank USA NA                         135,500     ZAR        SAFEX             7.470           8/17/21       (70,035)
                                       ---------                                                           ------------
Total where Fund pays a variable rate    757,200     ZAR                                                       (341,850)
                                       ---------                                                           ------------
Total                                  1,664,900     ZAR                                                       (241,193)
                                                                                                           ------------

                                                                              Total Interest Rate Swaps    $ 15,136,984
                                                                                                           ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD          Australian Dollar
BRR          Brazilian Real
CAD          Canadian Dollar
EUR          Euro
MXN          Mexican Nuevo Peso
NZD          New Zealand Dollar
PLZ          Polish Zloty
SEK          Swedish Krona
ZAR          South African Rand

29 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

Abbreviations/Definitions are as follows:


BA CDOR                   Canada Bankers Acceptances DepositOffering Rate
BANIXCO                   Banco de Mexico
BZDI                      Brazil Interbank Deposit Rate
EURIBOR                   Euro Interbank Offered Rate
JIBAR                     South Africa Johannesburg Interbank Agreed Rate
SAFEX                     South African Futures Exchange
STIBOR SIDE               Stockholm Interbank Offered Rate
TIIE                      Interbank Equilibrium Interest Rate
WIBOR WIBO                Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                             NOTIONAL
REFERENCE ENTITY/              AMOUNT                   PAID BY           RECEIVED BY       TERMINATION
SWAP COUNTERPARTY             (000'S)                  THE FUND              THE FUND              DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
CUSTOM BASKET OF SECURITIES:
                                                  One-Month CHF
                                                 BBA LIBOR plus
                                                30 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                   value of the             the Total
                                                Total Return of           Return of a
                                                a custom basket         custom basket
Citibank NA                    20,495  CHF        of securities         of securities           1/11/12    $ 163,247
                                                  One-Month SEK
                                               STIBOR SIDE plus
                                                30 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                    valueof the             the Total
                                                Total Return of           Return of a
                                                a custom basket         custom basket
Citibank NA                    68,193  SEK        of securities         of securities           1/11/12       58,807
                                                      One-Month
                                                EURIBOR plus 30
                                               basis points and
                                               if negative, the
                                                 absolute value          If positive,
                                                   of the Total             the Total
                                                    Return of a           Return of a
                                               custom basket of         custom basket
Citibank NA                    27,004  EUR           securities         of securities           1/11/12      398,363
                                                  One-Month GBP
                                                 BBA LIBOR plus
                                                30 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                   value of the             the Total
                                                Total Return of           Return of a
                                                a custom basket         custom basket
Citibank NA                    19,412  GBP        of securities         of securities           1/11/12    (735,422)
                                                  One-Month DKK
                                                 BBA LIBOR plus
                                                30 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                   value of the             the Total
                                                Total Return of           Return of a
                                                a custom basket         custom basket
Citibank NA                    11,144  DKK        of securities         of securities           1/11/12      120,298

30 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

                             NOTIONAL
REFERENCE ENTITY/              AMOUNT                   PAID BY           RECEIVED BY       TERMINATION
SWAP COUNTERPARTY             (000'S)                  THE FUND              THE FUND              DATE     VALUE
-------------------------------------------------------------------------------------------------------------------
                                                  One-Month JPY
                                                 BBA LIBOR plus
                                                53 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                   value of the             the Total
                                                Total Return of           Return of a
                                                a custom basket         custom basket
Citibank NA                 5,942,977  JPY        of securities         of securities           4/16/12  (1,292,231)
                                                  One-Month GBP
                                                 BBA LIBOR plus
                                                50 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                   value of the             the Total
                                                Total Return of           Return of a
                                                a custom basket         custom basket
Morgan Stanley                 48,922  GBP        of securities         of securities            1/1/12  (1,001,262)
                                                                                                         ----------
                                                                                 Reference Entity Total  (2,288,200)
-------------------------------------------------------------------------------------------------------------------
MSCI Daily TR Gross
EAFE USD Index:
                                                                        One-Month USD
                                                                       BBA LIBOR plus
                                                                      15 basis points
                                                                               and if
                                                   If positive,         negative, the
                                               the Total Return       Total Return of
                                                    of the MSCI        the MSCI Daily
                                               Daily Gross EAFE        Gross EAFE USD
Citibank NA                     4,865                 USD Index                 Index            1/9/12       41,571
                                                                        One-Month USD
                                                                       BBA LIBOR plus
                                                                      10 basis points
                                                                               and if
                                                                        negative, the
                                                                       absolute value
                                                   If positive,          of the Total
                                               the Total Return         Return of the
                                                    of the MSCI            MSCI Daily
Goldman Sachs Group,                           Daily Gross EAFE        Gross EAFE USD
Inc. (The)                      8,913                 USD Index                 Index           7/10/12      218,717
                                                                        One-Month USD
                                                                       BBA LIBOR plus
                                                                      20 basis points
                                                                               and if
                                                                        negative, the
                                                             If        absolute value
                                                   positive,the          of the Total
                                                Total Return of         Return of the
                                                 the MSCI Daily            MSCI Daily
Goldman Sachs Group,                             Gross EAFE USD        Gross EAFE USD
Inc. (The)                     17,232                     Index                 Index           5/10/12      251,594
                                                                        One-Month USD
                                                                       BBA LIBOR plus
                                                                      28 basis points
                                                                               and if
                                                                        negative, the
                                                                       absolute value
                                                   If positive,          of the Total
                                               the Total Return         Return of the
                                                    of the MSCI            MSCI Daily
Goldman Sachs Group,                           Daily Gross EAFE        Gross EAFE USD
Inc. (The)                     19,176                 USD Index                 Index            9/7/12      359,745
                                                                        One-Month USD
                                                                      BBA LIBOR minus
                                                                      20 basis points
                                                                               and if
                                                                        negative, the
                                                                       absolute value
                                                   If positive,          of the Total
                                               the Total Return         Return of the
                                                    of the MSCI            MSCI Daily
                                               Daily Gross EAFE        Gross EAFE USD
Morgan Stanley                 10,356                 USD Index                 Index          10/15/12      206,906

31 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

                             NOTIONAL
REFERENCE ENTITY/              AMOUNT                   PAID BY           RECEIVED BY       TERMINATION
SWAP COUNTERPARTY             (000'S)                  THE FUND              THE FUND              DATE        VALUE
--------------------------------------------------------------------------------------------------------------------
                                                                        One-Month USD
                                                                      BBA LIBOR minus
                                                                      10 basis points
                                                                               and if
                                                                        negative, the
                                                                       absolute value
                                                   If positive,          of the Total
                                               the Total Return         Return of the
                                                    of the MSCI            MSCI Daily
                                               Daily Gross EAFE        Gross EAFE USD
UBS AG                         16,442                 USD Index                 Index           10/9/12      226,111
                                                                                                         -----------
                                                                                 Reference Entity Total    1,304,644
--------------------------------------------------------------------------------------------------------------------
MSCI Daily TR Gross
EUROPE EURO INDEX:
                                                                        One-Month EUR
                                                                        EURIBOR minus
                                                                      20 basis points
                                                                               and if
                                                                        negative, the
                                                                       absolute value
                                                   If positive,          of the Total
                                               the Total Return         Return of the
                                                    of the MSCI            MSCI Daily
                                                    Daily Gross          Gross Europe
Citibank NA                     4,214  EUR    Europe Euro Index            Euro Index            1/6/12     (69,260)
                                                                        One-Month EUR
                                                                       EURIBOR and if
                                                                        negative, the
                                                                       absolute value
                                                   If positive,          of the Total
                                               the Total Return         Return of the
                                                    of the MSCI            MSCI Daily
Goldman Sachs Group,                                Daily Gross          Gross Europe
Inc. (The)                     55,387  EUR    Europe Euro Index            Euro Index           1/12/12  (1,128,527)
                                                                        One-Month EUR
                                                                       EURIBOR and if
                                                   If positive,         negative, the
                                               the Total Return       Total Return of
                                                    of the MSCI        the MSCI Daily
Goldman Sachs Group,                                Daily Gross          Gross Europe
Inc. (The)                      6,082  EUR    Europe Euro Index            Euro Index           1/12/12    (134,252)
                                                                                                         -----------
                                                                                 Reference Entity Total  (1,332,039)
--------------------------------------------------------------------------------------------------------------------
MSCI Daily TR Net
FRANCE USD INDEX:
                                                  One-Month USD
                                                BBA LIBOR minus
                                                65 basis points
                                               and if negative,          If positive,
                                                   the absolute             the Total
                                                   value of the         Return of the
Goldman Sachs Group,                             MSCI Daily Net        MSCI Daily Net
Inc. (The)                     11,479          France USD Index      France USD Index            7/6/12    (209,872)
                                                  One-Month USD
                                                BBA LIBOR minus
                                                65 basis points
                                               and if negative,
                                                   the absolute
                                                   value of the          If positive,
                                                Total Return of             the Total
                                                 the MSCI Daily         Return of the
Goldman Sachs Group,                             Net France USD        MSCI Daily Net
Inc. (The)                      1,355                     Index      France USD Index            7/6/12     (37,568)
                                                  One-Month USD
                                                BBA LIBOR minus
                                                65 basis points
                                               and if negative,
                                                   the absolute
                                                   value of the          If positive,
                                                Total Return of             the Total
                                                 the MSCI Daily         Return of the
Goldman Sachs Group,                             Net France USD        MSCI Daily Net
Inc. (The)                      1,444                     Index      France USD Index            7/6/12     (32,653)

32 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

                             NOTIONAL
REFERENCE ENTITY/              AMOUNT                   PAID BY           RECEIVED BY       TERMINATION
SWAP COUNTERPARTY             (000'S)                  THE FUND              THE FUND              DATE     VALUE
-------------------------------------------------------------------------------------------------------------------
                                                  One-Month USD
                                                BBA LIBOR minus
                                                65 basis points
                                               and if negative,
                                                   the absolute
                                                   value of the          If positive,
                                                Total Return of             the Total
                                                 the MSCI Daily         Return of the
Goldman Sachs Group,                             Net France USD        MSCI Daily Net
Inc. (The)                      1,158                     Index      France USD Index            7/6/12     (23,963)
                                                                                                         ----------
                                                                                 Reference Entity Total    (304,056)
-------------------------------------------------------------------------------------------------------------------

MSCI DAILY TR NET
GERMANY USD INDEX
                                                  One-Month USD
                                                BBA LIBOR minus
                                                10 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                   value of the             the Total
                                                Total Return of         Return of the
                                                 the MSCI Daily        MSCI Daily Net
                                                Net Germany USD           Germany USD
Morgan Stanley                 12,580                     Index                 Index           12/6/12    (723,126)
-------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET HONG
KONG USD INDEX
                                                  One-Month USD
                                                 BBA LIBOR plus
                                                30 basis points
                                               and if negative,
                                                   the absolute          If positive,
                                                       value of             the Total
                                               the Total Return         Return of the
                                                    of the MSCI        MSCI Daily Net
                                                 Daily Net Hong         Hong Kong USD
UBS AG                         10,705            Kong USD Index                 Index           10/9/12    (244,098)
-------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET ITALY
USD INDEX
                                                  One-Month USD
                                                BBA LIBOR minus
                                                20 basis points
                                               and if negative,
                                                   the absolute
                                                   value of the          If positive,
                                                Total Return of             the Total
                                                 the MSCI Daily         Return of the
                                                  Net Italy USD        MSCI Daily Net
Morgan Stanley                 12,669                     Index       Italy USD Index           12/6/12    (555,626)
-------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET SPAIN
USD INDEX:
                                                  One-Month USD
                                                BBA LIBOR minus
                                                 2 basis points
                                               and if negative,
                                                   the absolute
                                                   value of the          If positive,
                                                Total Return of             the Total
                                                 the MSCI Daily         Return of the
                                                  Net Spain USD        MSCI Daily Net
Morgan Stanley                    601                     Index       Spain USD Index           9/12/12     (19,224)
                                                  One-Month USD
                                                BBA LIBOR minus
                                                 2 basis points
                                               and if negative,
                                                   the absolute
                                                   value of the          If positive,
                                                Total Return of             the Total
                                                 the MSCI Daily         Return of the
                                                  Net Spain USD        MSCI Daily Net
Morgan Stanley                 13,624                     Index       Spain USD Index           9/12/12    (383,289)
                                                                                                         ------------
                                                                                 Reference Entity Total    (402,513)
                                                                                                         ------------
                                                                            Total of Total Return Swaps  $(4,545,014)
                                                                                                         ============

33 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF                  Swiss Franc
DKK                  Danish Krone
EUR                  Euro
GBP                  British Pounds Sterling
JPY                  Japanese Yen
SEK                  Swedish Krona

Abbreviations are as follows:

BBA                  British Bankers' Association
BBA LIBOR            British Bankers' Association London-Interbank Offered Rate
                     Europe, Australasia, Far
EAFE                 East
EURIBOR              Euro Interbank Offered Rate
                     London Interbank Offered
LIBOR                Rate
                     Morgan Stanley Capital
MSCI                 International
STIBOR SIDE          Stockholm Interbank Offered Rate


CURRENCY SWAPS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                            NOTIONAL
REFERENCE ENTITY/             AMOUNT           PAID BY       RECEIVED BY  TERMINATION
SWAP COUNTERPARTY            (000'S)          THE FUND          THE FUND         DATE         VALUE
----------------------------------------------------------------------------------------------------
SIX-MONTH EUR EURIBOR
                                         Six-Month EUR
                                       EURIBOR plus 80
Credit Suisse                          basis points on          2.95% on
International                 $7,720     5,922,516 EUR     7,720,000 USD     10/15/17       (4,025)

Abbreviations/Definitions are as follows:
EUR                       Euro
EURIBOR                   Euro Interbank Offered Rate

Swap Summary as of December 30, 2011 is as follows:

                                 Swap Type from              Notional Amount
Swap Counterparty                Fund Perspective                (000's)               Value
------------------------------------------------------------------------------------------------
Bank of America Merrill Lynch:
                                 Interest Rate                       136,560  CAD        $(87,409)
                                 Interest Rate                        22,700  EUR         949,864
                                                                                      -----------
                                                                                          862,455
-------------------------------------------------------------------------------------------------
Bank of America NA:
                                 Interest Rate                        90,875  EUR       1,099,303
                                 Interest Rate                     1,985,000  MXN        (996,036)
                                                                                      -----------
                                                                                          103,267
-------------------------------------------------------------------------------------------------
Barclays Bank plc:
                               Credit Default Sell
                                 Protection                           26,620             (789,697)
                                 Interest Rate                       249,045  EUR       4,226,119
                                 Interest Rate                       336,500  MXN        (142,195)
                                 Interest Rate                       157,605  NZD       6,221,484
                                 Interest Rate                       128,000            4,371,633
                                 Interest Rate                     1,391,800  ZAR        (112,065)
                                                                                       ----------
                                                                                       13,775,279

34 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

                                 Swap Type from              Notional Amount
Swap Counterparty                Fund Perspective                (000's)                 Value
------------------------------------------------------------------------------------------------
Citibank NA:
                                 Interest Rate                        98,220  BRR        921,085
                                 Total Return                         20,495  CHF        163,247
                                 Total Return                         11,144  DKK        120,298
                                 Total Return                         31,218  EUR        329,103
                                 Total Return                         19,412  GBP       (735,422)
                                 Total Return                      5,942,977  JPY     (1,292,231)
                                 Total Return                         68,193  SEK         58,807
                                 Total Return                          4,865              41,571
                                                                                      ----------
                                                                                        (393,542)
------------------------------------------------------------------------------------------------
Credit Suisse International:
                                 Currency                              7,720              (4,025)
                                 Interest Rate                       808,400  MXN     (1,252,274)
                                                                                      ----------
                                                                                      (1,256,299)
------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                 Interest Rate                       226,995  EUR        308,336
                                 Interest Rate                       659,500  MXN       (316,123)
                                                                                      ----------
                                                                                          (7,787)
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.(The):
                                 Interest Rate                       431,720  BRR      3,359,746
                                 Interest Rate                       312,425  EUR      5,242,692
                                 Interest Rate                       841,700  MXN     (1,246,470)
                                 Interest Rate                       824,280  SEK     (1,673,877)
                                 Interest Rate                       137,600  ZAR        (59,093)
                                 Total Return                         61,469  EUR     (1,262,779)
                                 Total Return                         60,757             526,000
                                                                                      ----------
                                                                                       4,886,219
------------------------------------------------------------------------------------------------
HSBC Bank USA NA:
                                 Credit Default Sell
                                 Protection                           21,600          (4,671,107)
                                 Interest Rate                       135,500  ZAR        (70,035)
                                                                                      ----------
                                                                                      (4,741,142)
------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
                                 Credit Default Sell
                                 Protection                           68,235          (1,211,237)
                                 Interest Rate                       300,000  BRR        424,424
                                 Interest Rate                       363,510  CAD     (2,116,341)
                                 Interest Rate                        90,870  EUR        770,740
                                 Interest Rate                       223,760  PLZ        612,208
                                                                                      ----------
                                                                                      (1,520,206)
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.        Interest Rate                       172,700  MXN     (1,211,089)
-------------------------------- --------------------------- ---------------- ------- ----------
Morgan Stanley:
                                 Total Return                         48,922  GBP     (1,001,262)
                                 Total Return                         49,830          (1,474,359)
                                                                                      ----------
                                                                                      (2,475,621)
------------------------------------------------------------------------------------------------
Morgan Stanley Capital           Credit Default Sell
Services, Inc.                   Protection                           10,410            (452,929)
------------------------------------------------------------------------------------------------
UBS AG                           Total Return                         27,147             (17,987)
------------------------------------------------------------------------------------------------
Westpac Banking Corp.            Interest Rate                       120,860  AUD     (4,087,643)
                                                                                      ----------
                                                                         Total Swaps  $ 3,462,975
                                                                                      ===========

35 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD                             Australian Dollar
BRR                             Brazilian Real
CAD                             Canadian Dollar
CHF                             Swiss Franc
DKK                             Danish Krone
EUR                             Euro
GBP                             British Pounds Sterling
JPY                             Japanese Yen
MXN                             Mexican Nuevo Peso
NZD                             New Zealand Dollar
PLZ                             Polish Zloty
SEK                             Swedish Krona
ZAR                             South African Rand

As of December 30, 2011, the Fund had entered into the following written swaption contracts:

                             Underlying
                               SwapType     Notional                                                             Unrealized
Reference                     From Fund      Amount      Strike       Expiration      Premium                 Appreciation
Entity                      Perspective     (000's)  Price/Rate             Date     Received    Value       (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Bank of America NA;
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.4375%;
Received: Three-Month
USD BBA LIBOR;                 Interest
Termination Date:              Rate Pay
Date: 5/24/24                     Fixed    $312,000     2.4375%        5/22/12     $10,795,200 $(10,906,442)    $ (111,242)
Bank of America NA;
Interest Rate Swaption
(European); Swap Terms;
Paid: 2.315%; Received:
Three-Month USD BBA            Interest
LIBOR; Termination             Rate Pay
Date: 5/31/22                     Fixed     297,000      2.315         5/29/12       8,598,150   (9,667,365)    (1,069,215)
Goldman Sachs Group,
Inc. (The), Interest
Rate Swaption
(European); Swap Terms;
Paid: 2.465%; Received:
Three-Month USD BBA            Interest
LIBOR; Termination             Rate Pay
Date: 5/24/24                     Fixed     312,000      2.465         5/22/12      10,920,000  (11,589,576)      (669,576)
Goldman Sachs Group,
Inc. (The); Interest
Rate Swaption
(European); Swap Terms;
Paid: Three-Month USD
BBA LIBOR; Received:           Interest
1.225%; Termination        Rate Receive
Date: 11/23/15                    Fixed     705,500      1.225         11/21/12      5,914,006   (3,571,012)     2,342,994
UBS AG; Interest Rate
Swaption (European);
Swap Terms; Paid:
Three-Month USD BBA
LIBOR Received: 3.215%;        Interest
Termination                Rate Receive
Date: 12/4/22                     Fixed     542,135      3.215         11/30/12      9,433,149   (6,559,125)     2,874,024
                                                                                  ------------ ------------   ------------
                                                                                   $45,660,505 $(42,293,520)   $ 3,366,985
                                                                                  ============ ============   ============

36 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

37 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

Cost                                                           $58,036,524
                                                               -----------
Market Value                                                    $6,619,879
                                                               -----------
Market Value as a % of Net Assets                                    0.05%
                                                               -----------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may

38 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of December 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $264,839,451, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established

39 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

     within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $129,388,808 as of December 30, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of December 30, 2011 the Fund has required certain counterparties to post collateral of $118,012,528.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of December 30, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $41,605,239 for which the Fund has posted collateral of $38,563,797. If a contingent feature would have been triggered as of December 30, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

40 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $4,150,166,110 and $8,827,668,975, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $382,382,867 and $1,989,390,703 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

41 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $24,117,920 and $15,881,509 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on treasury futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

42 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $6,249,833 and $19,031,336 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended December 30, 2011 was as follows:

                                             CALL OPTIONS                                 PUT OPTIONS
                           -------------------------------------      ----------------------------------------
                                 PRINCIPAL/                                   PRINCIPAL/
                                  NUMBER OF           AMOUNT OF                NUMBER OF            AMOUNT OF
                                  CONTRACTS            PREMIUMS                CONTRACTS             PREMIUMS
                           -------------------------------------      ----------------------------------------
Options outstanding as
of September 30, 2011         62,215,317,030 $         8,221,138          128,302,138,970 $         24,701,704
Options written            1,168,861,707,950          36,513,229        1,351,560,511,243           24,198,104
Options closed or expired     (8,116,680,532)        (29,308,854)          (1,420,439,078)         (21,764,239)
Options exercised               (916,005,000)         (2,106,559)         (60,488,180,000)          (4,686,781)
                           ----------------- -------------------      ------------------- --------------------
Options outstanding as
of December 30, 2011       1,222,044,339,448 $       13,318,954         1,417,954,031,135 $         22,448,788
                           ================= ===================      =================== ====================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

43 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $107,593,750 and $137,804,250 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $916,695,027 and $2,185,374,611 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

44 | Oppenheimer International Bond Fund

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended December 30, 2011, the Fund had ending monthly average notional amounts of $325,394,249 and $171,358,087 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

SWAPTION TRANSACTIONS

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual rep orts and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and/or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $8,230,041 and $27,492,534 on purchased and written swaptions, respectively.

Written swaption activity for the period ended December 30, 2011 was as follows:

45 | Oppenheimer International Bond Fund

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Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS   December 30, 2011* (Unaudited)

                                                          CALL SWAPTIONS
                                       -------------------------------------------
                                                    NOTIONAL             AMOUNT OF
                                                      AMOUNT              PREMIUMS
                                       ---------------------  --------------------
Swaptions outstanding as of
September 30, 2011                               901,220,000           $11,094,018
Swaptions written                              1,267,415,000            34,566,487
                                       ---------------------  --------------------
Swaptions outstanding as of
December 30, 2011                             $2,168,635,000           $45,660,505
                                       =====================  ====================

RESTRICTED SECURITIES

As of December 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  12,596,051,462
Federal tax cost of other investments             (642,803,470)
                                              -----------------
Total federal tax cost                        $  11,953,247,992
                                              =================

Gross unrealized appreciation                 $     584,384,038
Gross unrealized depreciation                     (829,034,149)
                                              -----------------
Net unrealized depreciation                   $   (244,650,111)
                                              =================

46 | Oppenheimer International Bond Fund
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ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
         (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: -s- William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -s- William F. Glavin, Jr.
    ----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

By: -s- Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 2/9/2012